UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: BlackRock International Index Fund of BlackRock Index Funds, Inc.
              Master International Index Series of Quantitative Master Series
              LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock International                                                BLACKROCK
Index Fund
OF BLACKROCK INDEX FUNDS, INC.

SEMI-ANNUAL REPORT
JUNE 30, 2007 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock International Index Fund

Officers and Directors

Robert C. Doll, Jr., Fund President and Director
Donald W. Burton, Director
John Francis O'Brien, Director
David H. Walsh, Director
Fred G. Weiss, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

JPMorgan Chase Bank, N.A.
3 Chase Metrotech Center
Brooklyn, NY 11245

Transfer Agent

PFPC Inc.
Wilmington, DE 19809


2       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007

A Letter to Shareholders

Dear Shareholder

At the mid-point of 2007, investor sentiment appeared quite buoyant, notwithstanding some undertones of caution. For equity markets, positive momentum as the year began was interrupted by a notable but transitory set-back at the end of February. Markets resumed their ascent through May, but entered a trading range in June as investors began to question the sustainability of the rally. For the most part, equities found support in robust merger-and-acquisition activity, healthy global economies, tame inflation, relatively low interest rates, still-positive earnings growth and attractive valuations. These tailwinds prevailed over such headwinds as a weakening U.S. economy, slowing housing market, credit-related lending problems, escalating geopolitical concerns and high energy prices, leading the Standard & Poor's (S&P) 500 Index to a new record high in May.

Meanwhile, turmoil in the subprime mortgage market and generally mixed economic signals weighed on bonds. In June, bond prices dropped precipitously as long-term yields rose to their highest levels in five years. The 10-year Treasury yield, which began 2007 at 4.68%, reached nearly 5.30% in mid-June before retracing to 5.03% by month's end. Notably, this year has brought some re-steepening of the yield curve, which had been flat to inverted throughout 2006. Still, at the end of June, yields along the curve remained below the federal funds rate of 5.25%, the level at which the Federal Reserve Board (the
Fed) has left it since first pausing in August 2006. While first-quarter gross domestic product growth of 0.7% represented the slowest rate of expansion since 2002, the Fed reiterated that inflation, not a slowing economy, remains its primary concern. Many observers interpreted the Fed's reaction to mean that the economy has hit its low and is bound for renewed strength, thereby reducing the likelihood of an interest rate cut in the near future.

Against this backdrop, the major equity market indexes posted strong returns for the annual and semi-annual periods ended June 30, 2007, while fixed income assets were more mixed:

Total Returns as of June 30, 2007                                                     6-month      12-month
===========================================================================================================
U.S. equities (S&P 500 Index)                                                          + 6.96%      +20.59%
-----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                           + 6.45       +16.43
-----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                      +10.74       +27.00
-----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                               + 0.98       + 6.12
-----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         + 0.14       + 4.69
-----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)       + 2.96       +11.22
-----------------------------------------------------------------------------------------------------------

We expect market volatility to linger throughout the second half of 2007. As you navigate the uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007: The Second-Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                     Sincerely,


                                                     /s/ Robert C. Doll, Jr.

                                                     Robert C. Doll, Jr.
                                                     Fund President and Director


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007       3

A Discussion With Your Fund's Portfolio Managers

      Fund performance generally tracked that of the MSCI EAFE Index, as many international markets advanced sharply, despite higher levels of volatility.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2007, BlackRock International Index Fund's Institutional and Investor A Shares had total returns of +10.44% and +10.22%, respectively. For the same period, the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index returned +10.74%.

The MSCI EAFE Index is a free-float adjusted, market- capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada. As the value of the MSCI EAFE fluctuated during the past six months, the Fund's performance generally tracked that of the Index.

International markets remained on a persistently upward path during the six-month period but, as in the United States, the period was characterized by a return to higher levels of volatility.

In the first quarter of 2007, speculation regarding a slowing U.S. economy and its effect on demand for foreign goods and commodities, coupled with a significant correction in the Chinese equity market at the end of February, made for a volatile period. The global economy proved to be extremely resilient, however, with most markets managing to eke out gains for the quarter. In Europe, stocks benefited from continued robust economic expansion and strong corporate profits. Germany led the way in the region, with its market up 4.9%. The U.K. market was up 2.5% and France's market advanced 1.7%. Japanese equities posted a marginal gain of .9% for the first quarter, as a decline in business sentiment (due to uncertainty surrounding the U.S. economy), a minor increase in the yen and the global sell-off in late February depressed performance.

Positive momentum returned to the markets in the second half of the period as corporate activity dominated the headlines. Concerns about the U.S. mortgage market and rising interest rates around the globe, coupled with another substantial decline in Shanghai's main stock index in June, were headwinds. Despite these issues, global equities remained exceptionally resilient, buoyed by healthy economies and strong corporate earnings. European stocks, in particular, produced significant gains in the second quarter, thanks to robust exports and continually strong merger-and-acquisition (M&A) activity. German stocks skyrocketed 17.21%, French equities were up 11.40% and U.K. stocks trailed the pack with a 7.76% gain. As was the case in the first quarter, Japanese stocks continued to struggle somewhat compared to other developed markets, but still advanced 4.97% for the quarter.

The inflation background was fairly benign during the semi-annual period, though there was some noteworthy central bank activity. In the United States, the Federal Reserve Board (the Fed) remained on hold, opting to keep the federal funds target rate unchanged at 5.25%. In contrast, the European Central Bank
(ECB) continued to tighten monetary policy, increasing its benchmark interest rate two times (25 basis points each) to end the period at 4.0%. Given the ECB's continued concerns regarding higher oil prices, wage increase demands and volatile markets, further rate increases are widely expected. Meanwhile, the Bank of Japan increased its policy rate by 25 basis points to .5% in February, but opted to leave monetary policy unchanged in June.

For the six-month period, all 16 European MSCI country indexes delivered solid gains, in U.S.-dollar terms, though there was some dispersion among returns. Robust economic growth, characterized by high business and consumer confidence, tame inflation and record low unemployment levels, as well as record-setting levels of corporate activity (M&A, leveraged buyouts and share buybacks) were the key drivers of performance. The strongest-performing European markets were Finland (+27.59), Germany (+24.08) and Portugal (+23.02), while Ireland (+2.60%), Italy (+5.16%) and Switzerland (+5.72%) were the laggards.

In the Australasia/Far East region, Singapore (+21.93%), Australia (+20.48%) and New Zealand (+14.16%) were the top performers for the six months, while Japan and Hong Kong posted smaller gains of 2.85% and 6.34%, respectively. In Japan, corporate capital spending was robust and export growth remained firm, as evidenced by an annualized first-quarter GDP growth rate of 3.3%. Domestic demand, in the form of consumption and investment, however, seemed less well established.


4       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007

All industry sectors in the MSCI EAFE Index posted positive returns for the semi-annual period, in U.S.-dollar terms. The best-performing sectors were materials (+25.36%), industrials (+19.75%) and energy (+16.59%). Increased demand from rapidly growing developing economies, such as China and India, boosted shares of materials and industrials stocks. The energy sector, which was the worst performer during the first quarter as a result of unusually warm winter conditions in Europe and Northeast Asia, outperformed the broader market in the second quarter. Strong global demand and low gasoline inventories stemming from tightness within the U.S. refining system contributed to higher crude oil prices and, as such, sent energy stock prices higher. Health care was the weakest-performing sector within the MSCI EAFE Index, up merely .76% for the six-month period.

What changes were made to the Fund's portfolio during the period?

Throughout the period, as changes were made to the composition of the MSCI EAFE Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

How would you characterize the Fund's position at the close of the period?

In line with our objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the future direction of international markets.

Debra L. Jelilian
Co-Portfolio Manager

Jeffrey L. Russo, CFA
Co-Portfolio Manager

July 24, 2007


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007       5

Performance Data

About Fund Performance

Effective October 2, 2006, the Fund's Class A and Class I Shares were redesignated Investor A and Institutional Shares, respectively.

The Fund has multiple classes of shares:

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution of service fees and are available only to eligible investors.

o Investor A Shares do not incur an initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser reimbursed a portion of the Fund's fee. Without such reimbursement, the Fund's performance would have been lower.

Recent Performance Results

                                                  6-Month          12-Month           10-Year
As of June 30, 2007                             Total Return     Total Return       Total Return
================================================================================================
Institutional Shares*                             +10.44%           +26.56%           +116.63%
------------------------------------------------------------------------------------------------
Investor A Shares*                                +10.22            +26.20            +111.06
------------------------------------------------------------------------------------------------
MSCI EAFE (Cap Weighted) Index**                  +10.74            +27.00            +109.20
------------------------------------------------------------------------------------------------

* Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. On 12/14/01, the Fund changed its benchmark index from the MSCI EAFE Index -- GDP Weighted to the MSCI EAFE Index -- Cap Weighted. Accordingly, the Fund's since inception total returns reflect investment performance prior to 12/14/01 when the Fund's benchmark was the MSCI EAFE Index -- GDP Weighted.
** This unmanaged capitalization-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and that are selected from among the larger-capitalization companies in such markets.


6       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007

Performance Data (concluded)

BlackRock International Index Fund
Edgar

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional Shares and Investor A Shares compared to growth of an investment in the MSCI EAFE (Cap Weighted) Index. Values are from June 1997 to June 2007.

                                                                      MSCI EAFE
                     Institutional           Investor A           (Cap Weighted)
                          Shares*+             Shares*+                 Index++
6/97                       $10,000              $10,000                 $10,000
6/98                       $11,473              $11,449                 $10,610
6/99                       $12,487              $12,425                 $11,418
6/00                       $14,750              $14,641                 $13,377
6/01                       $11,094              $10,977                 $10,220
6/02                        $9,762               $9,632                  $9,249
6/03                        $9,087               $8,951                  $8,652
6/04                       $11,988              $11,775                 $11,452
6/05                       $13,571              $13,295                 $13,016
6/06                       $17,116              $16,724                 $16,472
6/07                       $21,663              $21,106                 $20,920

* Assuming transaction costs, if any, and other operating expenses, including administrative fees.
+ The Fund invests all of its assets in BlackRock Master International (Capitalization Weighted) Index Series of Quantitative Master Series LLC. The Trust may invest in a statistically selected sample of the equity securities included in the Europe, Australasia and Far East Index and other types of financial instruments.
++ This unmanaged capitalization weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets.

      Past performance is not indicative of future results.

Average Annual Total Return

Institutional Shares                                                     Return
===============================================================================
One Year Ended 6/30/07                                                   +26.56%
-------------------------------------------------------------------------------
Five Years Ended 6/30/07                                                 +17.28
-------------------------------------------------------------------------------
Ten Years Ended 6/30/07                                                  + 8.04
-------------------------------------------------------------------------------

Investor A Shares                                                        Return
===============================================================================
One Year Ended 6/30/07                                                   +26.20%
-------------------------------------------------------------------------------
Five Years Ended 6/30/07                                                 +16.99
-------------------------------------------------------------------------------
Ten Years Ended 6/30/07                                                  + 7.76
-------------------------------------------------------------------------------


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007       7

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2007 and held through June 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                          Expenses Paid
                                                                 Beginning             Ending          During the Period*
                                                               Account Value        Account Value        January 1, 2007
                                                              January 1, 2007       June 30, 2007       to June 30, 2007
=========================================================================================================================
Actual
=========================================================================================================================
Institutional                                                     $1,000              $1,104.40               $2.83
-------------------------------------------------------------------------------------------------------------------------
Investor A                                                        $1,000              $1,102.20               $4.14
=========================================================================================================================
Hypothetical (5% annual return before expenses)**
=========================================================================================================================
Institutional                                                     $1,000              $1,022.21               $2.72
-------------------------------------------------------------------------------------------------------------------------
Investor A                                                        $1,000              $1,020.96               $3.98
-------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.54% for Institutional and .79% for Investor A), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master LLC in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


8       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007

Statement of Assets and Liabilities           BlackRock International Index Fund

As of June 30, 2007 (Unaudited)

===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investment in Master International Index Series (the "Series"), at value
              (identified cost -- $256,969,906) .................................................                   $   388,655,451
            Prepaid expenses and other assets ...................................................                            35,940
                                                                                                                    ---------------
            Total assets ........................................................................                       388,691,391
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Payables:
                Administrator ...................................................................  $       104,806
                Distributor .....................................................................           44,173
                                                                                                   ---------------
            Total liabilities ...................................................................                           148,979
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets ..........................................................................                   $   388,542,412
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Institutional Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized                   $           988
            Investor A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized ..                             1,345
            Paid-in capital in excess of par ....................................................                       251,561,748
            Undistributed investment income -- net ..............................................  $     4,410,188
            Undistributed realized capital gains allocated from the Series -- net ...............          882,598
            Unrealized appreciation allocated from the Series -- net ............................      131,685,545
                                                                                                   ---------------
            Total accumulated earnings -- net ...................................................                       136,978,331
                                                                                                                    ---------------
            Net Assets ..........................................................................                   $   388,542,412
                                                                                                                    ===============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
            Institutional -- Based on net assets of $165,093,770 and 9,876,304 shares outstanding                   $         16.72
                                                                                                                    ===============
            Investor A -- Based on net assets of $223,448,642 and 13,449,573 shares outstanding                     $         16.61
                                                                                                                    ===============

      See Notes to Financial Statements.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007       9

Statement of Operations                       BlackRock International Index Fund

For the Six Months Ended June 30, 2007 (Unaudited)

===================================================================================================================================
Investment Income -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Net investment income allocated from the Series:
                Dividends .......................................................................                   $     6,383,153
                Interest ........................................................................                           261,464
                Expenses ........................................................................                          (131,772)
                                                                                                                    ---------------
            Total income ........................................................................                         6,512,845
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Administration fees .................................................................  $       702,598
            Service fees -- Investor A ..........................................................          264,692
            Transfer agent fees -- Investor A ...................................................           79,489
            Printing and shareholder reports ....................................................           26,564
            Transfer agent fees -- Institutional ................................................           18,193
            Registration fees ...................................................................           13,982
            Directors' fees and expenses ........................................................            1,680
            Professional fees ...................................................................              513
            Other ...............................................................................            5,514
                                                                                                   ---------------
            Total expenses ......................................................................                         1,113,225
                                                                                                                    ---------------
            Investment income -- net ............................................................                         5,399,620
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain Allocated from the Series -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on:
                Investments -- net ..............................................................  $     2,322,346
                Financial futures contracts -- net ..............................................          920,076
                Foreign currency transactions -- net ............................................           23,476        3,265,898
                                                                                                   ---------------
            Change in unrealized appreciation/depreciation on investments, financial futures
              contracts and foreign currency transactions -- net ................................                        27,310,837
                                                                                                                    ---------------
            Total realized and unrealized gain -- net ...........................................                        30,576,735
                                                                                                                    ---------------
            Net Increase in Net Assets Resulting from Operations ................................                   $    35,976,355
                                                                                                                    ===============

      See Notes to Financial Statements.


10       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007

Statements of Changes in Net Assets           BlackRock International Index Fund

                                                                                                      For the Six
                                                                                                      Months Ended       For the
                                                                                                        June 30,       Year Ended
                                                                                                          2007         December 31,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)         2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ............................................................  $     5,399,620  $     6,218,374
            Realized gain -- net ................................................................        3,265,898        6,273,520
            Change in unrealized appreciation/depreciation -- net ...............................       27,310,837       53,881,822
                                                                                                   --------------------------------
            Net increase in net assets resulting from operations ................................       35,976,355       66,373,716
                                                                                                   --------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net:
                Institutional ...................................................................               --       (3,191,892)
                Investor A ......................................................................               --       (4,193,032)
            Realized gain -- net:
                Institutional ...................................................................               --       (1,739,904)
                Investor A ......................................................................               --       (2,513,778)
                                                                                                   --------------------------------
            Net decrease in net assets resulting from dividends and distributions to shareholders               --      (11,638,606)
                                                                                                   --------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase in net assets derived from capital share transactions ..................       21,773,722       25,720,591
                                                                                                   --------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
            Redemption fee ......................................................................            1,694            1,067
                                                                                                   --------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase in net assets ........................................................       57,751,771       80,456,768
            Beginning of period .................................................................      330,790,641      250,333,873
                                                                                                   --------------------------------
            End of period* ......................................................................  $   388,542,412  $   330,790,641
                                                                                                   ================================
                * Undistributed (accumulated distributions in excess of) investment income -- net  $     4,410,188  $      (989,432)
                                                                                                   ================================

      See Notes to Financial Statements.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007       11

Financial Highlights                          BlackRock International Index Fund

                                                                                        Institutional
                                                        --------------------------------------------------------------------------
                                                        For the Six
                                                        Months Ended
The following per share data and ratios                   June 30,                      For the Year Ended December 31,
have been derived  from information                         2007      ------------------------------------------------------------
provided in the financial statements.                   (Unaudited)     2006         2005         2004         2003          2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period .....   $  15.14     $  12.47     $  11.19     $   9.59     $   7.08     $   8.64
                                                         -------------------------------------------------------------------------
            Investment income -- net*** ..............        .25          .32          .23          .19          .15          .14
            Realized and unrealized gain (loss) -- net       1.33+        2.92+        1.24+        1.69+        2.56        (1.55)
                                                         -------------------------------------------------------------------------
            Total from investment operations .........       1.58         3.24         1.47         1.88         2.71        (1.41)
                                                         -------------------------------------------------------------------------
            Less dividends and distributions:
                Investment income -- net .............         --         (.37)        (.19)        (.28)        (.20)        (.14)
                Realized gain -- net .................         --         (.20)          --           --           --         (.01)
                                                         -------------------------------------------------------------------------
            Total dividends and distributions ........         --         (.57)        (.19)        (.28)        (.20)        (.15)
                                                         -------------------------------------------------------------------------
            Net asset value, end of period ...........   $  16.72     $  15.14     $  12.47     $  11.19     $   9.59     $   7.08
                                                         =========================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share .......      10.44%@      26.09%       13.19%       19.78%       38.39%      (16.06%)
                                                         =========================================================================
==================================================================================================================================
Ratios to Average Net Assets**
----------------------------------------------------------------------------------------------------------------------------------
            Expenses, net of waiver ..................        .54%*        .47%         .55%         .58%         .62%         .58%
                                                         =========================================================================
            Expenses .................................        .54%*        .52%         .56%         .59%         .62%         .67%
                                                         =========================================================================
            Investment income -- net .................       3.15%*       2.31%        1.98%        1.91%        1.86%        1.72%
                                                         =========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands)     $165,094     $133,267     $ 90,157     $ 35,878     $ 27,494     $ 19,770
                                                         =========================================================================
            Portfolio turnover of the Series .........          8%          23%          11%          14%           9%          20%
                                                         =========================================================================

*     Annualized.
** Includes the Fund's share of the Series' allocated expenses and/or investment income -- net.
***   Based on average shares outstanding.
+     Includes a redemption fee, which is less than $.01 per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


12       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007

Financial Highlights (concluded)              BlackRock International Index Fund

                                                                                        Investor A
                                                        --------------------------------------------------------------------------
                                                        For the Six
                                                        Months Ended
The following per share data and ratios                   June 30,                      For the Year Ended December 31,
have been derived  from information                         2007      ------------------------------------------------------------
provided in the financial statements.                   (Unaudited)     2006         2005         2004         2003          2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period .....   $  15.07     $  12.41     $  11.15     $   9.56     $   7.06     $   8.62
                                                         -------------------------------------------------------------------------
            Investment income -- net*** ..............        .22          .29          .21          .17          .12          .11
            Realized and unrealized gain (loss) -- net       1.32+        2.91+        1.21+        1.67+        2.56        (1.53)
                                                         -------------------------------------------------------------------------
            Total from investment operations .........       1.54         3.20         1.42         1.84         2.68        (1.42)
                                                         -------------------------------------------------------------------------
            Less dividends and distributions:
                Investment income -- net .............         --         (.34)        (.16)        (.25)        (.18)        (.13)
                Realized gain -- net .................         --         (.20)          --           --           --         (.01)
                                                         -------------------------------------------------------------------------
            Total dividends and distributions ........         --         (.54)        (.16)        (.25)        (.18)        (.14)
                                                         -------------------------------------------------------------------------
            Net asset value, end of period ...........   $  16.61     $  15.07     $  12.41     $  11.15     $   9.56     $   7.06
                                                         =========================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share .......    10.22%@        25.85%       12.81%       19.46%       38.10%      (16.21%)
                                                         =========================================================================
==================================================================================================================================
Ratios to Average Net Assets**
----------------------------------------------------------------------------------------------------------------------------------
            Expenses, net of waiver ..................        .79%*        .72%         .80%         .83%         .87%         .84%
                                                         =========================================================================
            Expenses .................................        .79%*        .78%         .81%         .84%         .88%         .92%
                                                         =========================================================================
            Investment income -- net .................       2.84%*       2.11%        1.84%        1.69%        1.59%        1.43%
                                                         =========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) .   $223,449     $197,524     $160,177     $132,873     $103,725     $ 62,310
                                                         =========================================================================
            Portfolio turnover of the Series .........          8%          23%          11%          14%           9%          20%
                                                         =========================================================================

*     Annualized.
** Includes the Fund's share of the Series' allocated expenses and/or investment income -- net.
***   Based on average shares outstanding.
+     Includes a redemption fee, which is less than $.01 per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007       13

Notes to Financial Statements (Unaudited)     BlackRock International Index Fund

1. Significant Accounting Policies:

BlackRock International Index Fund (the "Fund"), a series of BlackRock Index Funds, Inc. (the "Corporation"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the "Series") of Quantitative Master Series LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. Effective June 15, 2007, the Master LLC was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2007 was 31.4%. The Fund offers two classes of shares. Institutional and Investor A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1(a) of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended December 31, 2003 through December 31, 2006.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial


14       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007

Notes to Financial Statements (concluded)     BlackRock International Index Fund

instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc. The Fund pays the Administrator a monthly fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. The Administrator has entered into a voluntary arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding service fees) will not exceed .65%. This arrangement has a one-year term and is renewable. During the six months ended June 30, 2007, the Administrator revised its estimate of fee waivers by $84,254.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing service fee with respect to Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing to the Fund. The ongoing service fee compensates the Distributors and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A shareholders.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Fund's transfer agent.

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $21,773,722 and $25,720,591 for the six months ended June 30, 2007 and the year ended December 31, 2006, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Six                                      Dollar
Months Ended June 30, 2007                             Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................       2,768,052     $ 43,796,870
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ..........................              85            1,268
                                                    ---------------------------
Total issued .................................       2,768,137       43,798,138
Shares redeemed ..............................      (1,692,906)     (27,124,011)
                                                    ---------------------------
Net increase .................................       1,075,231     $ 16,674,127
                                                    ===========================
-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended December 31, 2006                                Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................       4,589,836     $ 63,897,919
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ..........................         330,209        4,931,796
                                                    ---------------------------
Total issued .................................       4,920,045       68,829,715
Shares redeemed ..............................      (3,350,412)     (46,742,042)
                                                    ---------------------------
Net increase .................................       1,569,633     $ 22,087,673
                                                    ===========================
-------------------------------------------------------------------------------
Investor A Shares for the Six                                         Dollar
Months Ended June 30, 2007                             Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................       1,455,186     $ 22,888,861
Shares redeemed ..............................      (1,114,241)     (17,789,266)
                                                    ---------------------------
Net increase .................................         340,945     $  5,099,595
                                                    ===========================
-------------------------------------------------------------------------------
Investor A Shares for the Year                                        Dollar
Ended December 31, 2006                                Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................       2,672,618     $ 37,180,163
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ..........................         443,877        6,593,807
                                                    ---------------------------
Total issued .................................       3,116,495       43,773,970
Shares redeemed ..............................      (2,913,611)     (40,141,052)
                                                    ---------------------------
Net increase .................................         202,884     $  3,632,918
                                                    ===========================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

4. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $.098426 per Institutional Share and $.098398 per Investor A Share on July 20, 2007 to shareholders of record on July 18, 2007.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007       15

Portfolio Information                          Master International Index Series

As  of June 30, 2007

                                                                      Percent of
Geographic Region                                          Long-Term Investments
--------------------------------------------------------------------------------
United Kingdom .................................................      22.6%
Japan ..........................................................      20.8
France .........................................................       9.6
Germany ........................................................       8.1
Switzerland ....................................................       6.6
Australia ......................................................       6.1
Spain ..........................................................       3.9
Netherlands ....................................................       3.8
Italy ..........................................................       3.7
Sweden .........................................................       2.5
United States ..................................................       1.9
Finland ........................................................       1.7
Hong Kong ......................................................       1.6
Belgium ........................................................       1.3
Singapore ......................................................       1.1
Norway .........................................................       1.0
Ireland ........................................................       0.9
Denmark ........................................................       0.8
Austria ........................................................       0.7
Greece .........................................................       0.7
Portugal .......................................................       0.4
New Zealand ....................................................       0.1
Cayman Islands .................................................       0.1
Bermuda ........................................................       --*
Luxembourg .....................................................       --*
--------------------------------------------------------------------------------
*     Amount is less than 0.1%.


16       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007

Summary Schedule of Investments
                             Master International Index Series (in U.S. dollars)

As of June 30, 2007 (Unaudited)

This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-441-7762 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

====================================================================================================================================
                                            Shares                                                                        Percent of
Industry                                      Held      Common Stocks                                       Value         Net Assets
====================================================================================================================================
Aerospace & Defense                                     Other Securities                                 $ 7,754,745         0.6%
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics                                 Other Securities                                   5,683,050         0.5
------------------------------------------------------------------------------------------------------------------------------------
Airlines                                                Other Securities                                   3,673,391         0.3
------------------------------------------------------------------------------------------------------------------------------------
Auto Components                                         Other Securities                                   8,970,653         0.7
------------------------------------------------------------------------------------------------------------------------------------
Automobiles                                 75,546      DaimlerChrysler AG                                 6,988,912         0.6
                                           138,200      Honda Motor Co., Ltd.                              5,018,352         0.4
                                           230,500      Toyota Motor Corp.                                14,536,804         1.2
                                                        Other Securities                                  11,781,389         0.9
                                                                                                         ---------------------------
                                                                                                          38,325,457         3.1
------------------------------------------------------------------------------------------------------------------------------------
Beverages                                               Other Securities                                  16,439,101         1.3
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology                                           Other Securities                                   1,367,160         0.1
------------------------------------------------------------------------------------------------------------------------------------
Building Products                                       Other Securities                                   8,074,180         0.7
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets                             97,055      Credit Suisse Group                                6,890,038         0.6
                                            42,330      Deutsche Bank AG Registered Shares                 6,161,182         0.5
                                           173,246      UBS AG                                            10,360,859         0.8
                                                        Other Securities                                  13,737,557         1.1
                                                                                                         ---------------------------
                                                                                                          37,149,636         3.0
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                   40,667      BASF AG                                            5,341,373         0.4
                                                        Other Securities                                  31,793,475         2.6
                                                                                                         ---------------------------
                                                                                                          37,134,848         3.0
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                           147,900      ABN AMRO Holding NV                                6,781,561         0.6
                                            70,204      BNP Paribas SA                                     8,339,084         0.7
                                           290,558      Banco Bilbao Vizcaya Argentaria SA                 7,105,568         0.6
                                           517,105      Banco Santander Central Hispano SA                 9,505,417         0.8
                                           558,207      Barclays Plc                                       7,766,284         0.6
                                           111,239      Commonwealth Bank of Australia Ltd.                5,204,055         0.4
                                           321,445      HBOS Plc                                           6,322,604         0.5
                                           988,642      HSBC Holdings Plc                                 18,102,519         1.5
                                           481,326      Lloyds TSB Group Plc                               5,350,592         0.4
                                               677      Mitsubishi UFJ Financial Group, Inc.               7,461,006         0.6
                                               797      Mizuho Financial Group, Inc.                       5,506,102         0.4
                                           807,211      Royal Bank of Scotland Group Plc                  10,214,033         0.8
                                            29,633      Societe Generale SA                                5,490,355         0.4
                                               568      Sumitomo Mitsui Financial Group, Inc.              5,295,127         0.4
                                           649,240      UniCredito Italiano SpA                            5,797,880         0.5
                                                        Other Securities                                  69,243,860         5.6
                                                                                                         ---------------------------
                                                                                                         183,486,047        14.8
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies                          Other Securities                                  12,317,807         1.0
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment                   337,349      Nokia Oyj                                          9,474,543         0.7
                                         1,250,446      Telefonaktiebolaget LM Ericsson                    4,987,896         0.4
                                                        Other Securities                                   3,297,262         0.3
                                                                                                         ---------------------------
                                                                                                          17,759,701         1.4
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals                                 Other Securities                                   5,327,830         0.4
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                              Other Securities                                  11,619,465         0.9
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials                                  Other Securities                                  10,559,720         0.9
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance                                        Other Securities                                   3,938,928         0.3
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging                                  Other Securities                                   1,189,003         0.1
------------------------------------------------------------------------------------------------------------------------------------
Distributors                                            Other Securities                                   1,506,274         0.1
------------------------------------------------------------------------------------------------------------------------------------


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007       17

                            Master International Index Series  (in U.S. dollars)

====================================================================================================================================
                                            Shares                                                                        Percent of
Industry                                      Held      Common Stocks                                       Value         Net Assets
====================================================================================================================================
Diversified Consumer Services                           Other Securities                                $    432,523         0.0%
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services             152,241      ING Groep NV CVA                                   6,700,707         0.5
                                                        Other Securities                                  12,001,395         1.0
                                                                                                         ---------------------------
                                                                                                          18,702,102         1.5
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication              367,946      Telefonica SA                                      8,188,297         0.7
Services                                                Other Securities                                  33,210,526         2.7
                                                                                                         ---------------------------
                                                                                                          41,398,823         3.4
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities                          50,794      E.ON AG                                            8,528,735         0.7
                                                        Other Securities                                  27,422,804         2.2
                                                                                                         ---------------------------
                                                                                                          35,951,539         2.9
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                                    Other Securities                                  14,352,233         1.2
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                                  Other Securities                                  12,604,127         1.0
Instruments
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services                             Other Securities                                   4,110,503         0.3
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing                   678,089      Tesco Plc                                          5,673,366         0.5
                                                        Other Securities                                  17,330,381         1.4
                                                                                                         ---------------------------
                                                                                                          23,003,747         1.9
------------------------------------------------------------------------------------------------------------------------------------
Food Products                               35,209      Nestle SA Registered Shares                       13,378,488         1.1
                                                        Other Securities                                  19,583,147         1.6
                                                                                                         ---------------------------
                                                                                                          32,961,635         2.7
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities                                           Other Securities                                   4,710,788         0.4
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies                        Other Securities                                   6,689,941         0.5
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services                        Other Securities                                   2,440,066         0.2
------------------------------------------------------------------------------------------------------------------------------------
Health Care Technology                                  Other Securities                                     366,010         0.0
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                           Other Securities                                  12,337,743         1.0
------------------------------------------------------------------------------------------------------------------------------------
Household Durables                                      Other Securities                                  21,172,246         1.7
------------------------------------------------------------------------------------------------------------------------------------
Household Products                                      Other Securities                                   4,162,927         0.3
------------------------------------------------------------------------------------------------------------------------------------
IT Services                                             Other Securities                                   4,145,230         0.3
------------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                           Other Securities                                   1,548,104         0.1
Energy Traders
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates                    70,074      Siemens AG                                        10,083,919         0.8
                                                        Other Securities                                   9,691,059         0.8
                                                                                                         ---------------------------
                                                                                                          19,774,978         1.6
------------------------------------------------------------------------------------------------------------------------------------
Insurance                                  128,703      AXA SA                                             5,532,384         0.4
                                            37,185      Allianz AG Registered Shares                       8,721,182         0.7
                                                        Other Securities                                  46,573,172         3.8
                                                                                                         ---------------------------
                                                                                                          60,826,738         4.9
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail                               Other Securities                                   1,080,661         0.1
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services                            Other Securities                                     902,212         0.1
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products                            Other Securities                                   4,270,850         0.4
------------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services                          Other Securities                                     129,697         0.0
------------------------------------------------------------------------------------------------------------------------------------
Machinery                                               Other Securities                                  29,053,268         2.4
------------------------------------------------------------------------------------------------------------------------------------
Marine                                                  Other Securities                                   4,988,858         0.4
------------------------------------------------------------------------------------------------------------------------------------
Media                                                   Other Securities                                  24,404,884         2.0
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining                            126,834      Anglo American Plc (b)                             7,446,652         0.6
                                            81,778      Arcelor Mittal                                     5,111,306         0.4
                                           296,625      BHP Billiton Ltd.                                  8,863,373         0.7
                                           202,912      BHP Billiton Plc                                   5,636,662         0.5
                                            86,423      Rio Tinto Plc Registered Shares                    6,611,689         0.5
                                                        Other Securities                                  27,453,893         2.2
                                                                                                         ---------------------------
                                                                                                          61,123,575         4.9
------------------------------------------------------------------------------------------------------------------------------------


18       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007

                            Master International Index Series  (in U.S. dollars)

====================================================================================================================================
                                            Shares                                                                        Percent of
Industry                                      Held      Common Stocks                                       Value         Net Assets
====================================================================================================================================
Multiline Retail                                        Other Securities                              $    5,873,141         0.5%
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                                         Other Securities                                  19,132,242         1.6
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics                          88,800      Canon, Inc.                                        5,207,501         0.4
                                                        Other Securities                                   2,514,752         0.2
                                                                                                         ---------------------------
                                                                                                           7,722,253         0.6
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels              1,652,954      BP Plc                                            19,888,862         1.6
                                           215,605      Eni SpA                                            7,817,279         0.6
                                             4,487      Eni SpA (a)(c)                                       324,634         0.0
                                           314,244      Royal Dutch Shell Plc                             12,793,170         1.0
                                           235,510      Royal Dutch Shell Plc Class B                      9,817,472         0.8
                                           177,462      Total SA                                          14,388,304         1.2
                                                        Other Securities                                  20,395,053         1.7
                                                                                                         ---------------------------
                                                                                                          85,424,774         6.9
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                                 Other Securities                                   4,141,012         0.3
------------------------------------------------------------------------------------------------------------------------------------
Personal Products                                       Other Securities                                   3,834,424         0.3
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                            130,352      AstraZeneca Plc                                    6,985,676         0.6
                                           490,915      GlaxoSmithKline Plc                               12,788,335         1.0
                                           201,122      Novartis AG Registered Shares                     11,291,107         0.9
                                            62,542      Roche Holding AG                                  11,081,603         0.9
                                            83,230      Sanofi-Aventis                                     6,723,927         0.6
                                                        Other Securities                                  16,293,613         1.3
                                                                                                         ---------------------------
                                                                                                          65,164,261         5.3
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)                   Other Securities                                  17,410,844         1.4
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                                Other Securities                                  20,038,765         1.6
Development
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail                                             Other Securities                                   9,793,210         0.8
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                                        Other Securities                                   8,710,688         0.7
Semiconductor Equipment
------------------------------------------------------------------------------------------------------------------------------------
Software                                                Other Securities                                   9,112,087         0.7
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail                                        Other Securities                                   9,424,931         0.8
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                        Other Securities                                  10,678,667         0.9
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance                              Other Securities                                     915,250         0.1
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                                                 Other Securities                                  11,444,280         0.9
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors                        Other Securities                                  13,545,374         1.1
------------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure                           Other Securities                                   4,214,527         0.3
------------------------------------------------------------------------------------------------------------------------------------
Water Utilities                                         Other Securities                                   1,156,044         0.1
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               4,510,161      Vodafone Group Plc                                15,112,699         1.2
Services                                                Other Securities                                   7,702,851         0.6
                                                                                                         ---------------------------
                                                                                                          22,815,550         1.8
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks
                                                        (Cost -- $889,550,832)                         1,190,475,328        96.1
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
                                                        Exchange-Traded Funds
====================================================================================================================================
                                           284,277      iShares MSCI EAFE Index Fund (c)                  22,921,255         1.8
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Exchange-Traded Funds
                                                        (Cost -- $17,644,632)                             22,921,255         1.8
------------------------------------------------------------------------------------------------------------------------------------


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007       19

                            Master International Index Series  (in U.S. dollars)

                                                                                                                          Percent of
Industry                                                Preferred Stocks                                    Value         Net Assets
====================================================================================================================================
Automobiles                                             Other Securities                              $    2,409,499         0.2%
------------------------------------------------------------------------------------------------------------------------------------
Household Products                                      Other Securities                                     959,482         0.1
------------------------------------------------------------------------------------------------------------------------------------
Media                                                   Other Securities                                     198,125         0.0
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                                         Other Securities                                     201,177         0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Preferred Stocks (Cost -- $2,134,986)        3,768,283         0.3
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
                                                        Rights
====================================================================================================================================
Machinery                                               Other Securities                                      23,116         0.0
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)                   Other Securities                                       4,516         0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Rights (Cost -- $25,522)                        27,632         0.0
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost -- $909,355,972*)                                                              1,217,192,498        98.2
Other Assets Less Liabilities                                                                             22,239,999         1.8
                                                                                                      ------------------------------
Net Assets                                                                                            $1,239,432,497       100.0%
                                                                                                      ==============================

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 918,449,793
                                                                  =============
      Gross unrealized appreciation ..........................    $ 306,851,241
      Gross unrealized depreciation ..........................       (8,108,536)
                                                                  -------------
      Net unrealized appreciation ............................    $ 298,742,705
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) All or a portion of security held as collateral in connection with open financial futures.
o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of net assets.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o     Financial futures contracts purchased as of June 30, 2007 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Unrealized
Number of                                                                 Expiration                                   Appreciation
Contracts       Issue                              Exchange                  Date                Face Value           (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
     4          Hang Seng Index Future             Hong Kong                 July 2007           $   561,201              $ (1,681)
    43          OMX Stock Index Future             Stockholm                 July 2007           $   800,426               (11,215)
   227          DJ Euro Stoxx 50                   Eurex                September 2007           $13,745,745               125,880
    60          FTSE 100 Index Future              LIFFE                September 2007           $ 7,985,811                12,101
    13          SPI 200 Index Future               Sydney               September 2007           $ 1,738,711                (9,173)
    48          TOPIX Index Future                 Tokyo                September 2007           $ 6,870,319                49,478
------------------------------------------------------------------------------------------------------------------------------------
Total Unrealized Appreciation -- Net                                                                                      $165,390
                                                                                                                          ========


20       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007

Summary Schedule of Investments (concluded)
                            Master International Index Series  (in U.S. dollars)

o Forward foreign exchange contracts purchased as of June 30, 2007 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
Foreign Currency                      Settlement                   Appreciation
Purchased                                Date                     (Depreciation)
--------------------------------------------------------------------------------
AUD        3,613,000                  August 2007                   $   65,449
CHF        5,056,200                  August 2007                      (11,327)
EUR       11,882,900                  August 2007                       (5,249)
GBP        6,279,400                  August 2007                      117,900
JPY    1,517,444,700                  August 2007                     (313,481)
SEK        7,241,400                  August 2007                       (3,585)
--------------------------------------------------------------------------------
Total Unrealized Depreciation on Forward Foreign
Exchange Contracts -- Net
(USD Commitment -- $49,527,364)                                     $ (150,293)
                                                                    ==========

o Forward foreign exchange contracts sold as of June 30, 2007 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
Foreign Currency                      Settlement                   Appreciation
Sold                                     Date                     (Depreciation)
--------------------------------------------------------------------------------
AUD        3,613,000                  August 2007                   $  (33,654)
CHF        5,056,200                  August 2007                      (13,056)
EUR       11,882,900                  August 2007                      (52,855)
GBP        6,279,400                  August 2007                      (99,153)
JPY    1,517,444,700                  August 2007                       64,494
SEK        7,241,400                  August 2007                       (6,599)
--------------------------------------------------------------------------------
Total Unrealized Depreciation on Forward Foreign
Exchange Contracts -- Net
(USD Commitment -- $49,236,247)                                     $ (140,823)
                                                                    ==========

o Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

--------------------------------------------------------------------------------
                                                   Net                 Interest
Affiliate                                       Activity                Income
--------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC
Cash Sweep Series                            $(25,751,297)            $  760,130
--------------------------------------------------------------------------------

o     Currency Abbreviations:

AUD       Australian Dollar
CHF       Swiss Franc
EUR       Euro
GBP       British Pound
JPY       Japanese Yen
SEK       Swedish Krona
USD       U.S. Dollar

      See Notes to Financial Statements.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007       21

Statement of Assets and Liabilities            Master International Index Series

As of June 30, 2007 (Unaudited)

===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost -- $909,355,972) ..                   $ 1,217,192,498
            Foreign cash (cost -- $7,094,550) ...................................................                         7,158,903
            Unrealized appreciation on forward foreign exchange contracts .......................                           247,843
            Receivables:
                Securities sold .................................................................  $    38,135,301
                Dividends .......................................................................        3,323,359
                Contributions ...................................................................        2,608,468
                Variation margin ................................................................        1,717,180
                Interest ........................................................................          233,274       46,017,582
                                                                                                   ---------------
            Prepaid expenses and other assets ...................................................                         1,627,054
                                                                                                                     --------------
            Total assets ........................................................................                     1,272,243,880
                                                                                                                     --------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Unrealized depreciation on forward exchange contracts ...............................                           538,959
            Bank overdraft ......................................................................                        16,760,363
            Payables:
                Securities purchased ............................................................        8,551,662
                Beneficial interest redeemed ....................................................        6,360,600
                Investment adviser ..............................................................           10,117
                Other affiliates ................................................................            9,814       14,932,193
                                                                                                   ---------------
            Accrued expenses and other liabilities ..............................................                           579,868
                                                                                                                     --------------
            Total liabilities ...................................................................                        32,811,383
                                                                                                                     --------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net Assets ..........................................................................                   $ 1,239,432,497
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Investors' capital ..................................................................                   $   931,343,783
            Unrealized appreciation -- net ......................................................                       308,088,714
                                                                                                                     --------------
            Net assets ..........................................................................                   $ 1,239,432,497
                                                                                                                    ===============

      See Notes to Financial Statements.


22       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007

Statement of Operations                        Master International Index Series

For the Six Months Ended June 30, 2007 (Unaudited)

===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends (net of $2,291,346 foreign withholding tax) ...............................                   $    19,873,151
            Interest (including $760,130 from affiliates) .......................................                           763,613
                                                                                                                     --------------
            Total income ........................................................................                        20,636,764
                                                                                                                     --------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Custodian fees ......................................................................  $       192,211
            Accounting services .................................................................           69,495
            Investment advisory fees ............................................................           54,131
            Pricing fees ........................................................................           31,741
            Professional fees ...................................................................           31,505
            Directors' fees and expenses ........................................................            2,976
            Printing and shareholder reports ....................................................              608
            Other ...............................................................................            8,493
                                                                                                   ---------------
            Total expenses ......................................................................                           391,160
                                                                                                                     --------------
            Investment income -- net ............................................................                        20,245,604
                                                                                                                     --------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on:
                Investments -- net ..............................................................        7,388,347
                Financial futures contracts -- net ..............................................        2,697,339
                Foreign currency transactions -- net ............................................          124,837       10,210,523
                                                                                                   ---------------
            Change in unrealized appreciation/depreciation on:
                Investments -- net ..............................................................       80,930,319
                Financial futures contracts -- net ..............................................         (500,013)
                Foreign currency transactions -- net ............................................         (381,967)      80,048,339
                                                                                                   --------------------------------
            Total realized and unrealized gain -- net ...........................................                        90,258,862
                                                                                                                     --------------
            Net Increase in Net Assets Resulting from Operations ................................                   $   110,504,466
                                                                                                                    ===============

      See Notes to Financial Statements.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007       23

Statements of Changes in Net Assets            Master International Index Series

                                                                                                      For the Six
                                                                                                      Months Ended       For the
                                                                                                        June 30,        Year Ended
                                                                                                         2007          December 31,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)         2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ............................................................  $    20,245,604  $    17,659,987
            Realized gain -- net ................................................................       10,210,523       12,066,140
            Change in unrealized appreciation/depreciation -- net ...............................       80,048,339      126,438,123
                                                                                                   --------------------------------
            Net increase in net assets resulting from operations ................................      110,504,466      156,164,250
                                                                                                   --------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Proceeds from contributions .........................................................      459,741,058      517,743,669
            Fair value of withdrawals ...........................................................     (160,798,808)    (367,077,433)
                                                                                                   --------------------------------
            Net increase in net assets derived from capital transactions ........................      298,942,250      150,666,236
                                                                                                   --------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase in net assets ........................................................      409,446,716      306,830,486
            Beginning of period .................................................................      829,985,781      523,155,295
                                                                                                   --------------------------------
            End of period .......................................................................  $ 1,239,432,497  $   829,985,781
                                                                                                   ================================

      See Notes to Financial Statements.

Financial Highlights                           Master International Index Series

                                                      For the Six
                                                      Months Ended
The following per share data and ratios                 June 30,                       For the Year Ended December 31,
have been derived  from information                       2007       ------------------------------------------------------------
provided in the financial statements.                 (Unaudited)      2006         2005         2004         2003          2002
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
            Total investment return ................       10.69%+       26.61%       13.64%       20.32%       38.97%      (15.81%)
                                                      ============================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
            Expenses, net of reimbursement .........         .07%*         .10%         .10%         .09%         .09%         .08%
                                                      ============================================================================
            Expenses ...............................         .07%*         .11%         .10%         .10%         .10%         .16%
                                                      ============================================================================
            Investment income -- net ...............        3.74%*        2.70%        2.53%        2.55%        2.23%        2.21%
                                                      ============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands)  $1,239,432     $ 829,986   $  523,155   $  322,067   $  553,129   $  166,820
                                                      ============================================================================
            Portfolio turnover .....................           8%           23%          11%          14%           9%          20%
                                                      ============================================================================

*     Annualized.
+     Aggregate total investment return.

      See Notes to Financial Statements.


24       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007

Notes to Financial Statements (Unaudited)      Master International Index Series

1. Significant Accounting Policies:

Master International Index Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Master LLC's Limited Liability Company Agreement (the "LLC Agreement") permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue non-transferable interests in the Series, subject to certain limitations. Throughout this report the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees is referred to as the Board of Directors. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Master LLC. Long positions traded in the over-the-counter ("OTC") markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Master LLC. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Master LLC, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of the Master LLC's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Master LLC.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Master LLC's Board of Directors or by BlackRock Advisors, LLC (the"Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Master LLC's Board of Directors.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007       25

Notes to Financial Statements (continued)      Master International Index Series

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Series may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Series invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities


26       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007

Notes to Financial Statements (continued)      Master International Index Series

but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Series implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' tax returns remains open for the years ended December 31, 2003 through December 31, 2006.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Series' financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Series' financial statements, if any, has not been determined.

(h) Bank overdraft -- The Series recorded a bank overdraft which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Series' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. The Manager has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Series to the Manager.

For the six months ended June 30, 2007, the Series reimbursed the Manager $8,962 for certain accounting services.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates, received $40,963 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2007.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007       27

Notes to Financial Statements (concluded)      Master International Index Series

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2007 were $408,936,386 and $79,280,648, respectively.

4. Commitments:

At June 30, 2007, the Series had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had agreed to buy and sell various foreign currencies with approximate values of $263,000 and $15,001,000, respectively.

5. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2007.


28       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007

BlackRock Funds

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock Web site at http://www.blackrock.com/edelivery
2)    Select eDelivery under the More Information section
3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007       29

BlackRock Funds (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling
(800) 441-7762, or on the Web site of the Securities and Exchange Commission (the"Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


30       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio*
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Investment Trust
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Fund
BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Portfolio
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2007       31

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock Index Funds, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                       BLACKROCK

                                                                   #Index 2-6/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Schedule of Investments - Attached Hereto

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Australia - 6.0%   Air Freight & Logistics - 0.1%           57,345  Toll Holdings Ltd.                                $      702,719
                   -----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.1%                          82,221  Qantas Airways Ltd.                                      390,105
                   -----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.1%                         43,836  Coca-Cola Amatil Ltd.                                    353,922
                                                           202,354  Foster's Group Ltd.                                    1,091,969
                                                             6,284  Lion Nathan Ltd.                                          49,318
                                                                                                                      --------------
                                                                                                                           1,495,209
                   -----------------------------------------------------------------------------------------------------------------
                   Biotechnology - 0.1%                     15,178  CSL Ltd.                                               1,129,813
                   -----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.1%                   23,543  Macquarie Bank Ltd.                                    1,690,982
                                                             1,184  Perpetual Trustees Australia Ltd.                         78,689
                                                                                                                      --------------
                                                                                                                           1,769,671
                   -----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.1%                         31,019  Orica Ltd.                                               781,618
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.4%                 153,040  Australia & New Zealand Banking Group Ltd.             3,758,844
                                                           111,239  Commonwealth Bank of Australia Ltd.                    5,204,055
                                                           139,218  National Australia Bank Ltd.                           4,838,191
                                                           166,417  Westpac Banking Corp.                                  3,613,707
                                                                                                                      --------------
                                                                                                                          17,414,797
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies -        144,986  Brambles Ltd. (b)                                      1,494,719
                   0.1%                                      7,609  Downer EDI Ltd.                                           47,418
                                                                                                                      --------------
                                                                                                                           1,542,137
                   -----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%         9,604  Leighton Holdings Ltd.                                   334,759
                   -----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.1%            32,839  Boral Ltd.                                               243,768
                                                            33,896  James Hardie Industries NV                               250,135
                                                                                                                      --------------
                                                                                                                             493,903
                   -----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%            55,191  Amcor Ltd.                                               349,492
                   -----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                      87,190  Pacific Brands Ltd.                                      254,607
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Consumer Services -          51,906  ABC Learning Centres Ltd.                                303,719
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services -         12,193  Australian Stock Exchange Ltd.                           502,123
                   0.1%                                     21,814  Babcock & Brown Ltd.                                     591,347
                                                            49,792  Challenger Financial Services Group Ltd.                 245,304
                                                                                                                      --------------
                                                                                                                           1,338,774
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication           253,956  Telstra Corp. Ltd.                                       988,048
                   Services - 0.1%                         117,168  Telstra Corp. Ltd. Installment Receipts                  308,232
                                                                                                                      --------------
                                                                                                                           1,296,280
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.0%        9,755  WorleyParsons Ltd.                                $      280,604
                   -----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.3%         108,500  Coles Myer Ltd.                                        1,481,392
                                                           100,333  Woolworths Ltd.                                        2,292,903
                                                                                                                      --------------
                                                                                                                           3,774,295
                   -----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                     61,294  Futuris Corp. Ltd.                                       144,368
                                                            75,440  Goodman Fielder Ltd.                                     155,250
                                                                                                                      --------------
                                                                                                                             299,618
                   -----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies -        6,833  Ansell Ltd.                                               70,594
                   0.0%                                      2,469  Cochlear Ltd.                                            127,487
                                                                                                                      --------------
                                                                                                                             198,081
                   -----------------------------------------------------------------------------------------------------------------
                   Health Care Providers & Services -       92,818  Mayne Group Ltd.                                         320,793
                   0.1%                                     35,912  Sonic Healthcare Ltd.                                    457,718
                                                                                                                      --------------
                                                                                                                             778,511
                   -----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure -          23,055  Aristocrat Leisure Ltd.                                  280,337
                   0.1%                                     52,742  Tabcorp Holdings Ltd.                                    766,328
                                                            64,333  Tattersall's Ltd.                                        255,865
                                                                                                                      --------------
                                                                                                                           1,302,530
                   -----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                       34,681  Computershare Ltd.                                       330,917
                   -----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.1%         124,920  CSR Ltd.                                                 367,664
                                                            29,516  Wesfarmers Ltd.                                        1,142,866
                                                                                                                      --------------
                                                                                                                           1,510,530
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.5%                        154,726  AMP Ltd.                                               1,324,749
                                                            53,968  AXA Asia Pacific Holdings Ltd.                           339,320
                                                           161,803  Insurance Australia Group Ltd.                           780,466
                                                            77,266  QBE Insurance Group Ltd.                               2,038,663
                                                            84,436  Suncorp-Metway Ltd.                                    1,442,103
                                                                                                                      --------------
                                                                                                                           5,925,301
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                              4,076  APN News & Media Ltd.                                     20,194
                                                           136,433  John Fairfax Holdings Ltd.                               542,792
                                                            60,440  Macquarie Communications Infrastructure Group            323,441
                                                            47,474  Publishing and Broadcasting Ltd.                         786,724
                                                                                                                      --------------
                                                                                                                           1,673,151
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 1.1%                  106,550  Alumina Ltd.                                      $      705,662
                                                           296,625  BHP Billiton Ltd.                                      8,863,373
                                                            58,610  BlueScope Steel Ltd.                                     512,964
                                                            13,551  Fortescue Metals Group Ltd. (b)                          387,123
                                                            28,055  Iluka Resources Ltd.                                     146,227
                                                            27,769  Newcrest Mining Ltd.                                     535,945
                                                            27,510  OneSteel Ltd.                                            149,644
                                                            23,834  Rio Tinto Ltd.                                         1,988,178
                                                            48,260  Zinifex Ltd.                                             765,337
                                                                                                                      --------------
                                                                                                                          14,054,453
                   -----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                  12,485  Harvey Norman Holdings Ltd.                               55,845
                   -----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.1%                   28,965  AGL Energy Ltd.                                          372,192
                                                            52,782  Alinta Ltd.                                              680,750
                                                                                                                      --------------
                                                                                                                           1,052,942
                   -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.3%       10,809  Caltex Australia Ltd.                                    216,444
                                                            58,406  Origin Energy Ltd.                                       491,115
                                                            36,005  Paladin Resources Ltd. (b)                               250,185
                                                            63,858  Santos Ltd.                                              754,004
                                                            44,107  Woodside Petroleum Ltd.                                1,705,078
                                                                                                                      --------------
                                                                                                                           3,416,826
                   -----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%            5,919  PaperlinX Ltd.                                            18,630
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts           114,334  CFS Retail Property Trust                                207,715
                   (REITs) - 0.5%                           93,312  Centro Properties Group                                  671,000
                                                           166,094  Commonwealth Property Office Fund                        235,627
                                                           163,730  DB RREEF Trust                                           271,815
                                                            99,888  Goodman Group                                            566,898
                                                            83,673  ING Industrial Fund                                      165,699
                                                           191,324  Investa Property Group                                   472,341
                                                            69,934  Macquarie Office Trust                                    98,900
                                                            70,450  Mirvac Group                                             339,814
                                                            77,826  Multiplex Group                                          323,987
                                                           131,926  Stockland                                                908,848
                                                           147,668  Westfield Group                                        2,491,641
                                                                                                                      --------------
                                                                                                                           6,754,285
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                194,005  General Property Trust                                   764,708
                   Development - 0.1%                       22,466  Lend Lease Corp., Ltd.                                   352,656
                                                                                                                      --------------
                                                                                                                           1,117,364
                   -----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.1%                       58,392  Asciano Group (b)                                        501,484
------------------------------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods -        4,526  Billabong International Ltd.                      $       68,720
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure -          30,724  Macquarie Airports Group                                 104,991
                   0.1%                                    184,082  Macquarie Infrastructure Group                           560,698
                                                            98,073  Transurban Group                                         664,940
                                                                                                                      --------------
                                                                                                                           1,330,629
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Australia                      74,042,319
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.7%     Building Products - 0.1%                  7,215  Wienerberger AG                                          530,523
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.1%                  15,184  Erste Bank der Oesterreichischen Sparkassen AG         1,183,455
                                                             2,739  Raiffeisen International Bank Holding AG                 432,623
                                                                                                                      --------------
                                                                                                                           1,616,078
                   -----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%             2,326  RHI AG (b)                                               126,962
                   -----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%               509  Mayr-Melnhof Karton AG                                   115,449
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication
                   Services - 0.1%                          33,399  Telekom Austria AG                                       831,729
                   -----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                 4,033  Verbund - Oesterreichische
                                                                    Elektrizitaetswirtschafts AG                             206,230
                   -----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure -           3,077  BetandWin.com Interactive Entertainment AG (b)           101,375
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                            796  Wiener Staedtische Allgemeine Versicherung AG             56,727
                   -----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                          4,212  Andritz AG                                               277,389
                   -----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                    5,045  Boehler-Uddeholm AG                                      503,748
                                                             9,587  Voestalpine AG                                           805,888
                                                                                                                      --------------
                                                                                                                           1,309,636
                   -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.1%       16,340  OMV AG                                                 1,089,967
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                 37,119  IMMOFINANZ Immobilien Anlagen AG (b)                     540,572
                   Development - 0.2%                       30,380  Immoeast Immobilien Anlagen AG (b)                       428,715
                                                            32,559  Meinl European Land Ltd. (b)                             933,241
                                                                                                                      --------------
                                                                                                                           1,902,528
                   -----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure -           1,050  Flughafen Wien AG                                        103,557
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Austria                         8,268,150
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.2%     Beverages - 0.1%                         14,701  InBev NV                                               1,164,403
                   -----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.1%                          4,760  Solvay SA                                                749,292
                                                             2,876  Umicore SA                                               623,577
                                                                                                                      --------------
                                                                                                                           1,372,869
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%                  46,525  Dexia                                                  1,453,261
                                                            16,035  KBC Bancassurance Holding                              2,161,011
                                                                                                                      --------------
                                                                                                                           3,614,272
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                         204  D'ieteren SA                                      $       91,194
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services -        111,376  Fortis                                                 4,720,541
                   0.4%                                      6,092  Groupe Bruxelles Lambert SA                              757,235
                                                                                                                      --------------
                                                                                                                           5,477,776
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication            17,512  Belgacom SA                                              775,054
                   Services - 0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%                 927  Bekaert SA                                               135,953
                   -----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                    1,006  Barco NV                                                  93,385
                   Instruments - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%             921  Colruyt SA                                               192,239
                                                             7,134  Delhaize Group                                           700,712
                                                               714  Delhaize Group (a)                                        69,915
                                                                                                                      --------------
                                                                                                                             962,866
                   -----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies -        1,461  Omega Pharma SA                                          126,476
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Health Care Technology - 0.0%            14,189  AGFA-Gevaert NV                                          366,010
                   -----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                             1,787  Compagnie Maritime Belge SA (CMB)                        124,741
                   -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%        1,612  Euronav SA                                                58,638
                   -----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.1%                   11,749  UCB SA                                                   694,895
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts               199  Cofinimmo SA                                              37,894
                   (REITs) - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                1,464  Mobistar SA                                              124,707
                   Services - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Belgium                        15,221,133
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%     Energy Equipment & Services - 0.0%       17,248  SeaDrill Ltd. (b)                                        370,017
                   -----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods-        19,785  Yue Yuen Industrial Holdings Ltd.                         61,332
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Bermuda                           431,349
------------------------------------------------------------------------------------------------------------------------------------
Cayman Islands -   Communications Equipment - 0.1%         150,416  Foxconn International Holdings Ltd. (b)                  430,951
0.1%               -----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                283,663  Shui On Land Ltd.                                        254,509
                   Development - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.0%                 266,518  Belle International Holdings Ltd. (b)                    294,154
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Cayman Islands                979,614
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%     Beverages - 0.0%                          2,762  Carlsberg A/S                                            333,864
                   -----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.1%                          3,817  Novozymes A/S Class B                                    442,398
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.2%                  43,551  Danske Bank A/S                                        1,780,896

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                             3,350  Jyske Bank (b)                                    $      241,400
                                                             4,339  Sydbank A/S                                              207,473
                                                                                                                      --------------
                                                                                                                           2,229,769
                   -----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.0%         3,467  FLS Industries A/S Class B                               271,486
                   -----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.1%              17,655  Vestas Wind Systems A/S (b)                            1,158,560
                   -----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                      5,963  Danisco A/S                                              444,586
                                                             4,160  East Asiatic Co., Ltd. A/S                               228,787
                                                                                                                      --------------
                                                                                                                             673,373
                   -----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies -          671  Coloplast A/S Class B                                     54,362
                   0.0%                                     27,000  GN Store Nord A/S (b)                                    318,689
                                                             1,430  William Demant Holding (b)                               141,630
                                                                                                                      --------------
                                                                                                                             514,681
                   -----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                   796  Bang & Olufsen A/S Class B                                95,182
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                          1,651  Topdanmark A/S (b)                                       281,524
                                                             1,391  TrygVesta A/S                                            109,302
                                                                                                                      --------------
                                                                                                                             390,826
                   -----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                          1,620  NKT Holding A/S                                          160,813
                   -----------------------------------------------------------------------------------------------------------------
                   Marine - 0.1%                                88  AP Moller - Maersk A/S                                 1,058,460
                   -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%        1,800  D/S Torm A/S                                              67,164
                   -----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.2%                    9,319  H Lundbeck A/S                                           236,104
                                                            20,326  Novo-Nordisk A/S B                                     2,210,964
                                                                                                                      --------------
                                                                                                                           2,447,068
                   -----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.1%                       24,928  Dsv A/S                                                  488,260
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Denmark                        10,331,904
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.6%     Auto Components - 0.0%                    9,415  Nokian Renkaat Oyj                                       329,842
                   -----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.0%                  3,128  Asko Oyj                                                 121,611
                   -----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.8%         337,349  Nokia Oyj                                              9,474,543
                   -----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.0%        13,931  YIT Oyj                                                  437,208
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services -            840  OKO Bank                                                  15,565
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication            17,841  Elisa Corp.                                              486,336
                   Services - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%                38,445  Fortum Oyj                                             1,201,310
                   -----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%           7,835  Kesko Oyj Class B                                        519,804
                   -----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                        9,495  TietoEnator Oyj                                          305,079
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.1%                         41,601  Sampo Oyj                                              1,197,813
                   -----------------------------------------------------------------------------------------------------------------
                   Leisure Equipment & Products - 0.0%      12,504  Amer Sports Corp.                                        308,622
                   -----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.2%                          2,051  Cargotec Corp. Class B                                   126,130
                                                             8,228  KCI Konecranes Oyj                                       343,846

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                             4,302  Kone Oyj Class B                                  $      270,414
                                                            13,656  Metso Oyj                                                803,679
                                                             5,530  Wartsila Oyj                                             363,645
                                                                                                                      --------------
                                                                                                                           1,907,714
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                              2,600  SanomaWSOY Oyj (Class B)                                  82,159
                   -----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                   12,568  Outokumpu Oyj                                            422,710
                                                             6,996  Rautaruukki Oyj                                          446,915
                                                                                                                      --------------
                                                                                                                             869,625
                   -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%       14,359  Neste Oil Oyj                                            562,678
                   -----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.2%           57,145  Stora Enso Oyj Class R                                 1,075,204
                                                            42,954  UPM-Kymmene Oyj                                        1,057,108
                                                                                                                      --------------
                                                                                                                           2,132,312
                   -----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.0%                    3,062  Orion Oyj                                                 76,630
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Finland                        20,028,851
------------------------------------------------------------------------------------------------------------------------------------
France - 9.5%      Aerospace & Defense - 0.2%               32,127  European Aeronautic Defense and Space Co.              1,042,641
                                                             9,174  Safran SA                                                234,607
                                                             9,925  Thales SA                                                606,488
                                                             2,001  Zodiac SA                                                153,732
                                                                                                                      --------------
                                                                                                                           2,037,468
                   -----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.1%                          10,976  Air France-KLM                                           510,709
                   -----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.2%                   13,712  Compagnie Generale des Etablissements Michelin         1,916,171
                                                             8,665  Valeo SA                                                 464,925
                                                                                                                      --------------
                                                                                                                           2,381,096
                   -----------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.3%                       15,274  Peugeot SA                                             1,230,484
                                                            14,436  Renault SA                                             2,315,377
                                                                                                                      --------------
                                                                                                                           3,545,861
                   -----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.1%                          8,377  Pernod-Ricard SA                                       1,849,536
                   -----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.2%                 27,530  Cie de Saint-Gobain SA                                 3,083,983
                   -----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.2%                         20,167  Air Liquide                                            2,646,364
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.3%                  70,204  BNP Paribas SA                                         8,339,084
                                                            56,271  Credit Agricole SA                                     2,283,366
                                                            29,633  Societe Generale SA                                    5,490,355
                                                                                                                      --------------
                                                                                                                          16,112,805
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies -          1,788  Societe BIC SA                                           131,680
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.2%         185,712  Alcatel SA                                             2,597,676
                   -----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.2%        34,996  Vinci SA                                               2,611,999
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.2%             1,346  Imerys SA                                         $      136,257
                                                            13,321  Lafarge SA                                             2,427,791
                                                                                                                      --------------
                                                                                                                           2,564,048
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication           139,218  France Telecom SA                                      3,818,253
                   Services - 0.3%
                   -----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.3%               9,116  Alstom (b)                                             1,520,118
                                                            19,047  Schneider Electric SA                                  2,668,642
                                                                                                                      --------------
                                                                                                                           4,188,760
                   -----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.1%        9,408  Technip SA                                               777,595
                   -----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.3%          48,481  Carrefour SA                                           3,405,005
                                                             5,058  Casino Guichard Perrachon SA                             511,445
                                                                                                                      --------------
                                                                                                                           3,916,450
                   -----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.2%                     36,872  Groupe Danone                                          2,978,010
                   -----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                     14,651  Gaz de France SA                                         739,070
                   -----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies -        9,936  Cie Generale d'Optique Essilor International SA        1,183,435
                   0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure -          17,548  Accor SA                                               1,551,257
                   0.2%                                      6,609  Sodexho Alliance SA                                      472,590
                                                                                                                      --------------
                                                                                                                           2,023,847
                   -----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.1%                28,268  Thomson                                                  540,606
                   -----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.1%                        6,356  Atos Origin SA (b)                                       397,243
                                                            13,467  Cap Gemini SA                                            984,555
                                                                                                                      --------------
                                                                                                                           1,381,798
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.5%                        128,703  AXA SA                                                 5,532,384
                                                             2,829  CNP Assurances                                           361,487
                                                             8,310  Scor SE                                                  225,576
                                                                                                                      --------------
                                                                                                                           6,119,447
                   -----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                          3,816  Vallourec SA                                           1,220,074
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 0.5%                             12,405  Lagardere S.C.A.                                       1,075,869
                                                             1,796  M6-Metropole Television SA                                58,381
                                                             7,450  PagesJaunes Groupe SA                                    156,825
                                                            15,664  Publicis Groupe                                          692,197
                                                            14,679  Societe Television Francaise 1                           507,364
                                                            94,372  Vivendi SA                                             4,059,669
                                                                                                                      --------------
                                                                                                                           6,550,305
                   -----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.1%                   6,763  Pinault-Printemps-Redoute                              1,179,705
                   -----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.6%                   84,609  Suez SA                                                4,836,963
                                                            29,040  Veolia Environnement SA                                2,280,830
                                                                                                                      --------------
                                                                                                                           7,117,793
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Office Electronics - 0.0%                 1,892  Neopost SA                                        $      276,836
                   -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 1.2%      177,462  Total SA                                              14,388,304
                   -----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.2%                 22,151  L'Oreal SA                                             2,618,263
                   -----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.5%                   83,230  Sanofi-Aventis                                         6,723,927
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts               492  Gecina SA                                                 82,224
                   (REITs) - 0.2%                            1,434  Klepierre                                                242,829
                                                             7,107  Unibail - Rodamco                                      1,817,532
                                                                                                                      --------------
                                                                                                                           2,142,585
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                  1,974  Icade                                                    152,054
                   Development - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor           66,883  STMicroelectronics NV                                  1,288,978
                   Equipment - 0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Software - 0.1%                          10,996  Business Objects SA (b)                                  429,526
                                                             3,307  Dassault Systemes SA                                     208,490
                                                                                                                      --------------
                                                                                                                             638,016
                   -----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods -        5,108  Hermes International                                     577,437
                   0.2%                                     21,402  LVMH Moet Hennessy Louis Vuitton SA                    2,462,616
                                                                                                                      --------------
                                                                                                                           3,040,053
                   -----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure -           2,184  Aeroports de Paris                                       253,449
                   0.1%                                        538  Societe Des Autoroutes Paris-Rhin-Rhone                   54,670
                                                                                                                      --------------
                                                                                                                             308,119
                   -----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication               20,903  Bouygues                                               1,751,363
                   Services - 0.1%
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in France                        117,136,871
------------------------------------------------------------------------------------------------------------------------------------
Germany - 7.7%     Air Freight & Logistics - 0.2%           72,864  Deutsche Post AG                                       2,367,550
                   -----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.1%                          25,511  Deutsche Lufthansa AG                                    715,694
                   -----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.1%                   11,534  Continental AG                                         1,628,306
                   -----------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.8%                       75,546  DaimlerChrysler AG                                     6,988,912
                                                            15,320  Volkswagen AG                                          2,445,480
                                                                                                                      --------------
                                                                                                                           9,434,392
                   -----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.5%                   42,330  Deutsche Bank AG Registered Shares                     6,161,182
                                                             3,332  MLP AG                                                    63,938
                                                                                                                      --------------
                                                                                                                           6,225,120
                   -----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.9%                         11,169  Altana AG                                                269,776
                                                            40,667  BASF AG                                                5,341,373
                                                            58,479  Bayer AG                                               4,427,896
                                                            11,639  Linde AG                                               1,404,743
                                                                                                                      --------------
                                                                                                                          11,443,788
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%                  52,619  Commerzbank AG                                    $    2,526,788
                                                             7,451  Deutsche Postbank AG                                     655,724
                                                                                                                      --------------
                                                                                                                           3,182,512
                   -----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 0.0%            1,694  Wincor Nixdorf AG                                        156,325
                   -----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%         2,333  Bilfinger Berger AG                                      207,370
                                                             4,632  Hochtief AG                                              504,969
                                                                                                                      --------------
                                                                                                                             712,339
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services -         19,265  Deutsche Boerse AG                                     2,182,620
                   0.2%
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication
                   Services - 0.3%                         228,534  Deutsche Telekom AG                                    4,224,455
                   -----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.7%                50,794  E.ON AG                                                8,528,735
                   -----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%               8,066  Solarworld AG                                            372,356
                   -----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%          14,542  Metro AG                                               1,207,417
                   -----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                        131  Suedzucker AG                                              2,910
                   -----------------------------------------------------------------------------------------------------------------
                   Health Care Providers & Services -        5,439  Celesio AG                                               353,439
                   0.1%                                     17,863  Fresenius Medical Care AG                                823,447
                                                                                                                      --------------
                                                                                                                           1,176,886
                   -----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure -          23,537  TUI AG                                                   652,306
                   0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.8%           4,392  Rheinmetall AG                                           408,921
                                                            70,074  Siemens AG                                            10,083,919
                                                                                                                      --------------
                                                                                                                          10,492,840
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance - 1.0%                         37,185  Allianz AG Registered Shares                           8,721,182
                                                            18,885  Muenchener Rueckversicherungs AG
                                                                    Registered Shares                                      3,475,846
                                                                                                                      --------------
                                                                                                                          12,197,028
                   -----------------------------------------------------------------------------------------------------------------
                   Life Sciences Tools & Services -          7,219  Qiagen NV (b)                                            129,697
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                          2,865  Heidelberger Druckmaschn AG                              138,979
                                                            10,854  MAN AG                                                 1,562,097
                                                                                                                      --------------
                                                                                                                           1,701,076
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                             11,543  Premiere AG (b)                                          273,360
                   -----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.2%                    3,101  Salzgitter AG                                            600,122
                                                            33,270  ThyssenKrupp AG                                        1,981,591
                                                                                                                      --------------
                                                                                                                           2,581,713
                   -----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                   2,978  KarstadtQuelle AG (b)                                    100,833
                   -----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.3%                   38,359  RWE AG                                                 4,094,009
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.1%                  5,837  Beiersdorf AG                                     $      416,335
                   -----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.1%                    6,536  Merck KGaA                                               900,875
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                  9,043  IVG Immobilien AG                                        352,455
                   Development - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor           65,704  Infineon Technologies AG (b)                           1,091,332
                   Equipment - 0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Software - 0.3%                          71,443  SAP AG                                                 3,672,934
                   -----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.0%                   3,720  Douglas Holding AG                                       242,433
                   -----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods-        17,886  Adidas-Salomon AG                                      1,130,476
                   0.1%                                      1,339  Puma AG Rudolf Dassler Sport                             597,180
                                                                                                                      --------------
                                                                                                                           1,727,656
                   -----------------------------------------------------------------------------------------------------------------
                   Thrifts & Mortgage Finance - 0.1%        14,117  Hypo Real Estate Holding AG                              915,250
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Germany                        95,103,537
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.7%      Beverages - 0.1%                          6,415  Coca-Cola Hellenic Bottling Co. SA                       295,202
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.4%                  39,931  Alpha Bank AE                                          1,251,843
                                                            26,716  EFG Eurobank Ergasias SA                                 870,373
                                                            37,993  National Bank of Greece SA                             2,163,302
                                                            23,122  Piraeus Bank SA                                          842,577
                                                                                                                      --------------
                                                                                                                           5,128,095
                   -----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.0%         3,355  Hellenic Technodomiki Tev SA                              43,876
                   -----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%             2,911  Titan Cement Co. SA                                      167,817
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services -          9,515  Hellenic Exchanges SA                                    248,309
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication            26,676  Hellenic Telecommunications Organization SA              826,799
                   Services - 0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                 9,295  Public Power Corp.                                       261,961
                   -----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure -          17,514  OPAP SA                                                  618,827
                   0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.0%                    4,010  Viohalco, Hellenic Copper and Aluminum
                                                                    Industry SA                                               62,081
                   -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%          854  Hellenic Petroleum SA                                     13,737
                                                             3,114  Motor Oil Hellas Corinth Refineries SA                    81,588
                                                                                                                      --------------
                                                                                                                              95,325
                   -----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods-         4,357  Folli - Follie SA Registered Shares                      176,361
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                9,444  Cosmote Mobile Telecommunications SA                     291,356
                   Services - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Greece                          8,216,009
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.6%   Airlines - 0.0%                          61,263  Cathay Pacific Airways Ltd.                       $      152,357
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.2%                 344,400  BOC Hong Kong Holdings Ltd.                              819,976
                                                           147,939  Bank of East Asia Ltd.                                   831,973
                                                            71,253  Hang Seng Bank Ltd.                                      964,163
                                                             3,500  Wing Hang Bank Ltd.                                       38,647
                                                                                                                      --------------
                                                                                                                           2,654,759
                   -----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.1%                     233,990  Li & Fung Ltd.                                           842,234
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services -         97,348  Hong Kong Exchanges and Clearing Ltd.                  1,374,262
                   0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication           144,195  PCCW Ltd.                                                 88,767
                   Services - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%               135,687  CLP Holdings Ltd.                                        910,832
                                                             1,500  Cheung Kong Infrastructure Holdings Ltd.                   5,535
                                                            93,500  HongKong Electric Holdings Ltd.                          471,645
                                                                                                                      --------------
                                                                                                                           1,388,012
                   -----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%              87,328  Johnson Electric Holdings Ltd.                            48,497
                   -----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                   30,147  Kingboard Chemical Holdings Ltd.                         138,751
                   Instruments - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                     62,000  Tingyi (Cayman Islands) Holding Corporation               72,131
                   -----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                    388,264  The Hong Kong & China Gas Ltd.                           818,168
                   -----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure -          64,990  Shangri-La Asia Ltd.                                     157,089
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%               170,060  Techtronic Industries Co.                                227,066
                   -----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.2%         201,176  Hutchison Whampoa Ltd.                                 1,997,084
                                                            56,773  Melco International Development Ltd.                      84,407
                                                                                                                      --------------
                                                                                                                           2,081,491
                   -----------------------------------------------------------------------------------------------------------------
                   Internet Software & Services - 0.0%      55,407  Tencent Holdings Limited                                 222,734
                   -----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                             9,557  Orient Overseas International Ltd.                        93,437
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                              4,000  Television Broadcasts Ltd.                                28,145
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts           222,414  The Link REIT                                            492,299
                   (REITs) - 0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                141,835  Cheung Kong Holdings Ltd.                              1,858,546
                   Development - 0.5%                      223,000  Hang Lung Properties Ltd.                                770,004
                                                            96,491  Henderson Land Development Co., Ltd.                     657,771
                                                             5,791  Hysan Development Co. Ltd.                                15,424
                                                            29,000  Kerry Properties Ltd.                                    182,136
                                                           185,484  New World Development Ltd.                               464,187
                                                            20,000  Shun Tak Holdings Ltd.                                    29,436
                                                            52,421  Sino Land Co.                                            109,140
                                                           131,324  Sun Hung Kai Properties Ltd.                           1,580,176

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            72,577  Swire Pacific Ltd. Class A                        $      807,818
                                                            72,107  Wharf Holdings Ltd.                                      287,990
                                                                                                                      --------------
                                                                                                                           6,762,628
                   -----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.0%                       71,000  MTR Corp.                                                168,224
                   -----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor            5,004  ASM Pacific Technology Ltd.                               36,248
                   Equipment - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.1%                  94,000  Esprit Holdings Ltd.                                   1,194,313
                                                           392,394  Giordano International Ltd.                              193,475
                                                                                                                      --------------
                                                                                                                           1,387,788
                   -----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure -          23,349  Hopewell Holdings Ltd.                                    95,290
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication              176,647  Hutchison Telecommunications International Ltd.          227,520
                   Services - 0.1%
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Hong Kong                      19,557,897
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%     Airlines - 0.0%                          49,611  Ryanair Holdings Plc (b)                                 330,975
                   -----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.0%                         33,042  C&C Group Plc                                            445,697
                   -----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.0%                  6,310  Kingspan Group Plc                                       176,984
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.4%                  78,283  Allied Irish Banks Plc                                 2,138,451
                                                            83,518  Bank of Ireland                                        1,685,745
                                                            25,893  Depfa Bank Plc                                           458,531
                                                                                                                      --------------
                                                                                                                           4,282,727
                   -----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.2%            50,696  CRH Plc                                                2,505,356
                   -----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                     20,458  Greencore Group Plc                                      154,846
                                                             5,153  Iaws Group Plc                                           108,041
                                                             7,105  Kerry Group Plc                                          198,858
                                                                                                                      --------------
                                                                                                                             461,745
                   -----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure -             663  Paddy Power Plc                                           20,669
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                54,122  Waterford Wedgwood Plc (b)                                 2,930
                   -----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%           2,954  DCC Plc                                                   99,673
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.1%                         24,915  Irish Life & Permanent Plc                               624,945
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                             70,727  Independent News & Media Plc                             358,495
                   -----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.1%                   37,376  Elan Corp. Plc (b)                                       813,041
                   -----------------------------------------------------------------------------------------------------------------
                   Trading Companies &                      20,174  Grafton Group Plc                                        287,902
                   Distributors - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Ireland                        10,411,139
------------------------------------------------------------------------------------------------------------------------------------
Italy - 3.7%       Aerospace & Defense - 0.1%               28,143  Finmeccanica SpA                                         864,661
                   -----------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.1%                       58,107  Fiat SpA                                               1,726,727
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.1%                   48,981  Mediobanca SpA                                    $    1,112,400
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.4%                 614,905  Banca Intesa SpA                                       4,584,570
                                                            64,173  Banca Intesa SpA (RNC)                                   448,849
                                                            77,015  Banca Monte dei Paschi di Siena SpA                      520,872
                                                            32,031  Banca Popolare di Milano Scrl                            488,141
                                                            63,915  Banco Popolare di Verona e Novara Scrl                 1,837,716
                                                           159,530  Capitalia SpA                                          1,581,239
                                                           649,240  UniCredito Italiano SpA                                5,797,880
                                                            59,070  Unione Di Banche Italiane SPCA                         1,501,264
                                                                                                                      --------------
                                                                                                                          16,760,531
                   -----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%             6,019  Italcementi SpA                                          185,833
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication           838,903  Telecom Italia SpA                                     2,296,748
                   Services - 0.3%                         478,015  Telecom Italia SpA (RNC)                               1,059,399
                                                                                                                      --------------
                                                                                                                           3,356,147
                   -----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.3%               347,974  Enel SpA                                               3,740,384
                                                           140,101  Terna SpA                                                483,158
                                                                                                                      --------------
                                                                                                                           4,223,542
                   -----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.1%                    122,230  Parmalat SpA                                             516,624
                   -----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.0%                     84,550  Snam Rete Gas SpA                                        499,953
                   -----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure -           4,375  Autogrill SpA                                             92,563
                   0.0%                                      8,091  Lottomatica SpA                                          321,012
                                                                                                                      --------------
                                                                                                                             413,575
                   -----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%         364,370  Pirelli & C SpA                                          433,378
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.4%                         48,286  Alleanza Assicurazioni SpA                               631,183
                                                            83,701  Assicurazioni Generali SpA                             3,355,989
                                                             9,435  Fondiaria-Sai SpA                                        456,145
                                                            38,644  Mediolanum SpA                                           321,669
                                                            39,092  Unipol SpA (Preference Shares)                           133,999
                                                                                                                      --------------
                                                                                                                           4,898,985
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                             10,724  Arnoldo Mondadori Editore SpA                            104,978
                                                            81,824  Mediaset SpA                                             844,902
                                                           158,897  Seat Pagine Gialle SpA                                    95,243
                                                                                                                      --------------
                                                                                                                           1,045,123
                   -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.7%      215,605  Eni SpA                                                7,817,279
                                                             4,487  Eni SpA (a)(g)                                           324,634
                                                                                                                      --------------
                                                                                                                           8,141,913
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                9,077  Bulgari SpA                                       $      145,581
                   Goods - 0.0%                              8,388  Luxottica Group SpA                                      325,850
                                                                                                                      --------------
                                                                                                                             471,431
                   -----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure -          21,098  Autostrade SpA                                           700,684
                   0.1%
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Italy                          45,351,507
------------------------------------------------------------------------------------------------------------------------------------
Japan - 20.4%      Air Freight & Logistics - 0.0%           44,000  Yamato Transport Co., Ltd.                               621,989
                   -----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                          15,000  All Nippon Airways Co., Ltd.                              57,067
                                                           114,000  Japan Airlines Corp.                                     214,447
                                                                                                                      --------------
                                                                                                                             271,514
                   -----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.5%                   20,700  Aisin Seiki Co., Ltd.                                    759,485
                                                            59,000  Bridgestone Corp.                                      1,264,787
                                                            40,800  Denso Corp.                                            1,595,715
                                                            23,000  NGK Spark Plug Co., Ltd.                                 399,514
                                                             1,000  NHK Spring Co., Ltd.                                       9,625
                                                            14,300  NOK Corp.                                                301,823
                                                            11,900  Stanley Electric Co., Ltd.                               258,287
                                                            24,100  Sumitomo Rubber Industries, Ltd.                         287,643
                                                             1,800  Toyoda Gosei Co., Ltd.                                    50,753
                                                             1,500  Toyota Boshoku Corp.                                      37,910
                                                            13,700  Toyota Industries Corp.                                  636,544
                                                                                                                      --------------
                                                                                                                           5,602,086
                   -----------------------------------------------------------------------------------------------------------------
                   Automobiles - 1.8%                      138,200  Honda Motor Co., Ltd.                                  5,018,352
                                                           193,200  Nissan Motor Co., Ltd.                                 2,068,379
                                                           230,500  Toyota Motor Corp.                                    14,536,804
                                                            16,200  Yamaha Motor Co., Ltd.                                   470,047
                                                                                                                      --------------
                                                                                                                          22,093,582
                   -----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.2%                         32,700  Asahi Breweries Ltd.                                     507,120
                                                               200  Coca-Cola West Holdings Co., Ltd.                          4,645
                                                             6,200  ITO EN, Ltd.                                             203,701
                                                            66,000  Kirin Holdings Co., Ltd.                                 987,256
                                                            25,000  Sapporo Holdings Ltd.                                    158,913
                                                            35,000  Takara Holdings, Inc.                                    233,400
                                                                                                                      --------------
                                                                                                                           2,095,035
                   -----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.2%                 73,100  Asahi Glass Co., Ltd.                                    985,639
                                                             2,000  Central Glass Co., Ltd.                                   11,176
                                                            24,100  Daikin Industries Ltd.                                   877,796
                                                            16,300  JS Group Corp.                                           330,467
                                                            78,000  Nippon Sheet Glass Co., Ltd.                             356,073

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            27,000  Sanwa Shutter Corp.                               $      156,601
                                                            21,000  Toto Ltd.                                                181,792
                                                                                                                      --------------
                                                                                                                           2,899,544
                   -----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.5%                  128,000  Daiwa Securities Group, Inc.                           1,360,847
                                                             1,000  Jafco Co., Ltd.                                           45,979
                                                            10,300  Matsui Securities Co., Ltd.                               91,858
                                                            10,000  Mitsubishi UFJ Securities Co.                            112,048
                                                            33,000  Nikko Cordial Corp.                                      430,410
                                                           144,200  Nomura Holdings, Inc.                                  2,800,849
                                                               214  SBI E*trade Securities Co. Ltd.                          225,245
                                                             1,104  SBI Holdings, Inc.                                       350,218
                                                            43,300  Shinko Securities Co., Ltd.                              223,619
                                                                                                                      --------------
                                                                                                                           5,641,073
                   -----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.9%                         84,000  Asahi Kasei Corp.                                        551,874
                                                             3,000  Daicel Chemical Industries Ltd.                           19,524
                                                            28,000  Dainippon Ink and Chemicals, Inc.                        108,038
                                                             9,000  Denki Kagaku Kogyo Kabushiki Kaisha                       40,507
                                                             2,800  Hitachi Chemical Co., Ltd.                                63,321
                                                            20,900  JSR Corp.                                                504,317
                                                            13,000  Kaneka Corp.                                             108,874
                                                             2,000  Kansai Paint Co., Ltd.                                    17,482
                                                            40,000  Kuraray Co., Ltd.                                        468,878
                                                            86,500  Mitsubishi Chemical Holdings Corp.                       794,061
                                                            20,000  Mitsubishi Gas Chemical Co., Inc.                        182,576
                                                            68,000  Mitsubishi Rayon Co., Ltd.                               484,352
                                                            37,000  Mitsui Chemicals, Inc.                                   281,022
                                                            16,000  Nippon Kayaku Co., Ltd.                                  126,719
                                                             6,000  Nippon Sanso Corp.                                        46,393
                                                            25,000  Nissan Chemical Industries Ltd.                          294,156
                                                            16,910  Nitto Denko Corp.                                        852,322
                                                            37,500  Shin-Etsu Chemical Co., Ltd.                           2,677,410
                                                           137,000  Showa Denko KK                                           495,453
                                                            13,000  Sumitomo Bakelite Co., Ltd.                               91,018
                                                           135,000  Sumitomo Chemical Co., Ltd.                              905,905
                                                            99,000  Teijin Ltd.                                              541,477
                                                            27,000  Tokuyama Corp.                                           350,990
                                                           133,700  Toray Industries, Inc.                                   987,965
                                                            40,000  Tosoh Corp.                                              221,874

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            99,000  Ube Industries Ltd.                               $      304,759
                                                            15,000  Zeon Corp.                                               159,454
                                                                                                                      --------------
                                                                                                                          11,680,721
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 2.0%                  11,000  The 77 Bank Ltd.                                          71,390
                                                            11,000  The Bank of Kyoto Ltd.                                   131,771
                                                           121,000  The Bank of Yokohama Ltd.                                847,457
                                                            52,000  The Chiba Bank Ltd.                                      460,921
                                                            62,000  Fukuoka Financial Group, Inc.                            409,892
                                                            13,000  The Gunma Bank Ltd.                                       87,390
                                                            15,000  The Hachijuni Bank Ltd.                                  105,645
                                                            18,000  The Hiroshima Bank Ltd.                                   99,677
                                                            78,100  Hokuhoku Financial Group, Inc.                           252,476
                                                            34,000  The Joyo Bank Ltd.                                       211,267
                                                               677  Mitsubishi UFJ Financial Group, Inc.                   7,461,006
                                                            48,000  Mitsui Trust Holdings, Inc.                              417,624
                                                               797  Mizuho Financial Group, Inc.                           5,506,102
                                                            34,000  The Nishi-Nippon City Bank Ltd.                          124,416
                                                               531  Resona Holdings, Inc.                                  1,268,462
                                                                12  Sapporo Hokuyo Holdings, Inc.                            132,268
                                                           158,000  Shinsei Bank Ltd.                                        638,562
                                                            63,000  The Shizuoka Bank Ltd.                                   639,241
                                                               568  Sumitomo Mitsui Financial Group, Inc.                  5,295,127
                                                            95,000  The Sumitomo Trust & Banking Co., Ltd.                   904,829
                                                             8,000  Suruga Bank Ltd.                                         100,820
                                                                                                                      --------------
                                                                                                                          25,166,343
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies -         64,000  Dai Nippon Printing Co., Ltd.                            955,085
                   0.2%                                        353  The Goodwill Group, Inc.                                 121,539
                                                             4,500  Kokuyo Co., Ltd.                                          52,785
                                                             8,300  Meitec Corp.                                             237,774
                                                            10,200  Park24 Co. Ltd.                                          102,401
                                                            21,500  Secom Co., Ltd.                                        1,014,302
                                                            48,000  Toppan Printing Co., Ltd.                                515,794
                                                                                                                      --------------
                                                                                                                           2,999,680
                   -----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 0.4%          144,000  Fujitsu Ltd.                                           1,060,740
                                                             9,700  Mitsumi Electric Co., Ltd.                               347,599
                                                           198,000  NEC Corp.                                              1,019,326
                                                             8,000  Seiko Epson Corp.                                        231,580
                                                           245,000  Toshiba Corp.                                          2,134,633
                                                                                                                      --------------
                                                                                                                           4,793,878
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.2%         8,457  COMSYS Holdings Corp.                             $       97,949
                                                            18,000  Chiyoda Corp.                                            342,987
                                                            23,000  JGC Corp.                                                430,987
                                                           105,800  Kajima Corp.                                             442,197
                                                             8,000  Kinden Corp.                                              69,460
                                                            38,000  Nishimatsu Construction Co., Ltd.                        134,174
                                                            68,000  Obayashi Corp.                                           370,443
                                                            13,000  Okumura Corp.                                             66,531
                                                            34,000  Shimizu Corp.                                            196,980
                                                           119,000  Taisei Corp.                                             402,258
                                                             3,000  Toda Corp.                                                15,950
                                                                                                                      --------------
                                                                                                                           2,569,916
                   -----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%            83,000  Sumitomo Osaka Cement Co., Ltd.                          219,865
                                                            78,000  Taiheiyo Cement Corp.                                    345,009
                                                                                                                      --------------
                                                                                                                             564,874
                   -----------------------------------------------------------------------------------------------------------------
                   Consumer Finance - 0.3%                   3,550  Acom Co., Ltd.                                           127,353
                                                            13,800  Aeon Credit Service Co., Ltd.                            218,967
                                                            10,250  Aiful Corp.                                              294,308
                                                            19,500  Credit Saison Co., Ltd.                                  507,537
                                                               200  Hitachi Capital Corp.                                      3,049
                                                             7,430  ORIX Corp.                                             1,958,453
                                                             3,750  Promise Co., Ltd.                                        115,702
                                                            12,400  Takefuji Corp.                                           416,989
                                                                                                                      --------------
                                                                                                                           3,642,358
                   -----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%             6,700  Toyo Seikan Kaisha Ltd.                                  129,512
                   -----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                       1,000  Canon Marketing Japan Inc.                                20,457
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Consumer Services -           2,300  Benesse Corp.                                             66,634
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services -          1,100  Diamond Lease Co., Ltd.                                   49,409
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication               463  Nippon Telegraph & Telephone Corp.                     2,048,922
                   Services - 0.2%
                   -----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.7%                62,800  Chubu Electric Power Co., Inc.                         1,666,279
                                                             9,900  Hokkaido Electric Power Co., Inc.                        214,911
                                                            67,900  The Kansai Electric Power Co., Inc.                    1,605,834
                                                            27,300  Kyushu Electric Power Co., Inc.                          715,517
                                                            37,100  Tohoku Electric Power Co., Inc.                          832,209
                                                           109,200  The Tokyo Electric Power Co., Inc.                     3,512,627
                                                                                                                      --------------
                                                                                                                           8,547,377
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.3%              18,800  Fuji Electric Holdings Co., Ltd.                  $       95,360
                                                            40,000  Fujikura Ltd.                                            297,080
                                                            41,000  Furukawa Electric Co., Ltd.                              226,431
                                                            21,873  Matsushita Electric Works Ltd.                           279,660
                                                           155,000  Mitsubishi Electric Corp.                              1,435,840
                                                            53,800  Sumitomo Electric Industries Ltd.                        801,015
                                                             2,900  Ushio, Inc.                                               64,331
                                                                                                                      --------------
                                                                                                                           3,199,717
                   -----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                   26,100  Alps Electric Co., Ltd.                                  260,774
                   Instruments - 1.0%                       43,200  Citizens Holding Co. Ltd.                                389,581
                                                            30,000  Dainippon Screen Manufacturing Co., Ltd.                 226,401
                                                             1,600  Hirose Electric Co., Ltd.                                210,403
                                                           306,000  Hitachi Ltd.                                           2,165,410
                                                            40,000  Hoya Corp.                                             1,326,925
                                                            12,700  Ibiden Co., Ltd.                                         819,448
                                                             2,600  Keyence Corp.                                            568,000
                                                            12,900  Kyocera Corp.                                          1,370,455
                                                             1,100  Mabuchi Motor Co., Ltd.                                   67,366
                                                            16,800  Murata Manufacturing Co., Ltd.                         1,264,040
                                                             7,200  Nidec Corp.                                              422,417
                                                            35,500  Nippon Electric Glass Co.                                625,895
                                                            96,000  Oki Electric Industry Co., Ltd.                          178,175
                                                            13,700  Omron Corp.                                              359,613
                                                            12,300  TDK Corp.                                              1,190,433
                                                            15,000  Taiyo Yuden Co., Ltd.                                    346,974
                                                            10,000  Yaskawa Electric Corp.                                   113,666
                                                             9,500  Yokogawa Electric Corp.                                  127,348
                                                                                                                      --------------
                                                                                                                          12,033,324
                   -----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.3%          61,600  Aeon Co., Ltd.                                         1,143,404
                                                               200  Circle K Sunkus Co., Ltd.                                  3,490
                                                             3,600  FamilyMart Co., Ltd.                                      94,878
                                                             7,900  Lawson, Inc.                                             273,250
                                                             3,000  Matsumotokiyoshi Co., Ltd.                                65,868
                                                            69,300  Seven & I Holdings Co. Ltd.                            1,980,967
                                                             4,000  UNY Co., Ltd.                                             47,415
                                                                                                                      --------------
                                                                                                                           3,609,272
                   -----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.2%                     66,000  Ajinomoto Co., Inc.                                      760,203
                                                               100  House Foods Corp.                                          1,535

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            22,000  Kikkoman Corp.                                    $      326,793
                                                            45,000  Meiji Dairies Corp.                                      286,658
                                                            26,000  Nichirei Corp.                                           133,776
                                                             6,000  Nippon Meat Packers, Inc.                                 72,575
                                                            11,000  Nisshin Seifun Group, Inc.                               108,805
                                                             8,000  Nissin Food Products Co., Ltd.                           268,165
                                                            12,500  QP Corp.                                                 120,105
                                                            10,000  Toyo Suisan Kaisha, Ltd.                                 180,372
                                                             4,300  Yakult Honsha Co., Ltd.                                  108,730
                                                             6,000  Yamazaki Baking Co., Ltd.                                 51,224
                                                                                                                      --------------
                                                                                                                           2,418,941
                   -----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                    163,000  Osaka Gas Co., Ltd.                                      605,668
                                                           224,000  Tokyo Gas Co., Ltd.                                    1,062,171
                                                                                                                      --------------
                                                                                                                           1,667,839
                   -----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies -       16,000  Olympus Corp.                                            624,230
                   0.1%                                     18,000  Terumo Corp.                                             695,475
                                                                                                                      --------------
                                                                                                                           1,319,705
                   -----------------------------------------------------------------------------------------------------------------
                   Health Care Providers & Services -          900  Alfresa Holdings Corp.                                    62,826
                   0.0%                                      8,600  Mediceo Paltac Holdings Co. Ltd.                         131,706
                                                             2,600  Suzuken Co., Ltd.                                         81,217
                                                                                                                      --------------
                                                                                                                             275,749
                   -----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure -           1,800  Oriental Land Co., Ltd.                                   93,993
                   0.0%                                         39  ROUND ONE Corp.                                           70,806
                                                                                                                      --------------
                                                                                                                             164,799
                   -----------------------------------------------------------------------------------------------------------------
                   Household Durables - 1.0%                28,000  Casio Computer Co., Ltd.                                 436,573
                                                             4,300  Daito Trust Construction Co., Ltd.                       204,756
                                                            38,000  Daiwa House Industry Co., Ltd.                           543,133
                                                            58,000  HASEKO Corp. (b)                                         171,517
                                                            12,600  Makita Corp.                                             561,320
                                                           166,000  Matsushita Electric Industrial Co., Ltd.               3,289,649
                                                            23,500  Pioneer Corp.                                            319,611
                                                           203,000  Sanyo Electric Co., Ltd. (b)                             332,399
                                                            21,000  Sekisui Chemical Co., Ltd.                               162,300
                                                            53,000  Sekisui House Ltd.                                       706,465
                                                            93,000  Sharp Corp.                                            1,763,047
                                                            83,400  Sony Corp.                                             4,281,071
                                                                                                                      --------------
                                                                                                                          12,771,841
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Household Products - 0.1%                49,000  Kao Corp.                                         $    1,268,678
                                                             2,200  Uni-Charm Corp.                                          124,726
                                                                                                                      --------------
                                                                                                                           1,393,404
                   -----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.1%                        8,200  CSK Holdings Corp.                                       288,770
                                                               700  Itochu Techno-Science Corp.                               27,450
                                                                80  NTT Data Corp.                                           379,561
                                                            12,500  Nomura Research Institute Ltd.                           367,687
                                                               100  Obic Co., Ltd.                                            19,751
                                                               400  Otsuka Shokai Co., Ltd.                                   37,936
                                                             7,400  TIS, Inc.                                                169,953
                                                                                                                      --------------
                                                                                                                           1,291,108
                   -----------------------------------------------------------------------------------------------------------------
                   Independent Power Producers &            11,400  Electric Power Development Co.                           453,013
                   Energy Traders - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%          79,000  Hankyu Hanshin Holdings, Inc.                            417,162
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.5%                         65,200  Millea Holdings, Inc.                                  2,680,520
                                                           104,000  Mitsui Sumitomo Insurance Co., Ltd.                    1,334,293
                                                            70,800  Sompo Japan Insurance, Inc.                              865,935
                                                            18,900  T&D Holdings, Inc.                                     1,276,391
                                                                                                                      --------------
                                                                                                                           6,157,139
                   -----------------------------------------------------------------------------------------------------------------
                   Internet & Catalog Retail - 0.0%            853  Rakuten, Inc.                                            286,769
                   -----------------------------------------------------------------------------------------------------------------
                   Internet Software & Services - 0.1%          55  Access Co. Ltd. (b)                                      165,885
                                                               267  eAccess Ltd.                                             159,308
                                                             1,045  Yahoo! Japan Corp.                                       354,285
                                                                                                                      --------------
                                                                                                                             679,478
                   -----------------------------------------------------------------------------------------------------------------
                   Leisure Equipment & Products - 0.3%      45,400  Fuji Photo Film Co., Ltd.                              2,029,175
                                                            11,100  Namco Bandai Holdings, Inc.                              175,338
                                                            30,000  Nikon Corp.                                              835,478
                                                             6,700  Sankyo Co., Ltd. (Gunma)                                 282,132
                                                            20,832  Sega Sammy Holdings, Inc.                                337,098
                                                             3,200  Shimano, Inc.                                            109,744
                                                             9,300  Yamaha Corp.                                             193,263
                                                                                                                      --------------
                                                                                                                           3,962,228
                   -----------------------------------------------------------------------------------------------------------------
                   Machinery - 1.1%                         21,000  Amada Co., Ltd.                                          262,632
                                                             9,500  Daifuku Co., Ltd.                                        130,960
                                                            62,000  Ebara Corp.                                              284,397
                                                            17,100  Fanuc Ltd.                                             1,764,948
                                                             5,000  Hino Motors Ltd.                                          29,891
                                                            11,300  Hitachi Construction Machinery Co., Ltd.                 392,629

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            80,000  IHI Corp.                                         $      291,770
                                                             8,700  JTEKT Corp.                                              157,127
                                                            38,000  The Japan Steel Works, Ltd.                              578,218
                                                           152,000  Kawasaki Heavy Industries Ltd.                           620,107
                                                            82,000  Komatsu Ltd.                                           2,376,614
                                                           114,000  Kubota Corp.                                             921,506
                                                            11,600  Kurita Water Industries Ltd.                             364,194
                                                            31,000  Minebea Co., Ltd.                                        175,216
                                                           298,200  Mitsubishi Heavy Industries Ltd.                       1,909,830
                                                            84,000  Mitsui Engineering & Shipbuilding Co., Ltd.              447,900
                                                            29,000  NGK Insulators Ltd.                                      712,213
                                                            24,000  NSK Ltd.                                                 248,122
                                                            19,000  NTN Corp.                                                163,820
                                                            19,000  OKUMA Corp.                                              300,169
                                                               900  OSG Corp.                                                 12,399
                                                             3,900  SMC Corp.                                                518,405
                                                            41,000  Sumitomo Heavy Industries Ltd.                           463,521
                                                             6,000  THK Co., Ltd.                                            150,258
                                                                                                                      --------------
                                                                                                                          13,276,846
                   -----------------------------------------------------------------------------------------------------------------
                   Marine - 0.2%                            55,000  Kawasaki Kisen Kaisha Ltd.                               670,766
                                                           103,000  Mitsui OSK Lines Ltd.                                  1,396,569
                                                           112,000  Nippon Yusen Kabushiki Kaisha                          1,027,199
                                                                                                                      --------------
                                                                                                                           3,094,534
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                                600  Asatsu-DK, Inc.                                           20,337
                                                               117  Dentsu, Inc.                                             331,687
                                                                58  Fuji Television Network, Inc.                            116,716
                                                               600  Hakuhodo DY Holdings, Inc.                                39,616
                                                                29  Jupiter Telecommunications Co., Ltd. (b)                  23,724
                                                             4,700  Toho Co., Ltd.                                            85,110
                                                             3,700  Tokyo Broadcasting System, Inc.                          113,223
                                                                                                                      --------------
                                                                                                                             730,413
                   -----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 1.0%                   26,000  DAIDO STEEL CO., LTD.                                    176,986
                                                            17,000  Dowa Mining Co., Ltd.                                    181,116
                                                            47,700  JFE Holdings, Inc.                                     2,964,849
                                                           261,000  Kobe Steel Ltd.                                          989,905
                                                           120,000  Mitsubishi Materials Corp.                               654,233
                                                            68,000  Mitsui Mining & Smelting Co., Ltd.                       317,278
                                                            87,800  Nippon Light Metal Co., Ltd.                             229,092

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                           505,000  Nippon Steel Corp.                                $    3,552,426
                                                            47,000  Nisshin Steel Co., Ltd.                                  214,478
                                                           332,000  Sumitomo Metal Industries Ltd.                         1,951,883
                                                            42,000  Sumitomo Metal Mining Co., Ltd.                          910,506
                                                             1,600  Sumitomo Titanium Corp.                                  149,387
                                                               800  Toho Titanium Co. Ltd.                                    32,428
                                                             7,500  Tokyo Steel Manufacturing Co., Ltd.                      117,452
                                                                                                                      --------------
                                                                                                                          12,442,019
                   -----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.2%                   9,000  Daimaru, Inc.                                            107,493
                                                             6,000  Hankyu Department Stores                                  63,878
                                                            21,400  Isetan Co., Ltd.                                         351,592
                                                            37,600  Marui Co., Ltd.                                          475,063
                                                            59,000  Mitsukoshi Ltd.                                          295,273
                                                             3,900  Ryohin Keikaku Co., Ltd.                                 241,407
                                                            36,000  Takashimaya Co., Ltd.                                    454,833
                                                                                                                      --------------
                                                                                                                           1,989,539
                   -----------------------------------------------------------------------------------------------------------------
                   Office Electronics - 0.6%                88,800  Canon, Inc.                                            5,207,501
                                                            51,000  Konica Minolta Holdings, Inc.                            751,669
                                                            64,000  Ricoh Co., Ltd.                                        1,480,727
                                                                                                                      --------------
                                                                                                                           7,439,897
                   -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.3%          800  Idemitsu Kosan Co. Ltd.                                   89,526
                                                                58  Inpex Holdings, Inc.                                     541,981
                                                             4,200  Japan Petrolleum Explora                                 296,557
                                                            77,500  Nippon Mining Holdings, Inc.                             741,421
                                                           123,000  Nippon Oil Corp.                                       1,142,383
                                                            25,100  Showa Shell Sekiyu KK                                    311,249
                                                            11,000  TonenGeneral Sekiyu KK                                   107,289
                                                                                                                      --------------
                                                                                                                           3,230,406
                   -----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%               97  Nippon Paper Group, Inc.                                 322,986
                                                            49,000  OJI Paper Co., Ltd.                                      238,208
                                                                                                                      --------------
                                                                                                                             561,194
                   -----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.1%                  9,000  Aderans Co., Ltd.                                        189,508
                                                            25,000  Shiseido Co., Ltd.                                       533,660
                                                                                                                      --------------
                                                                                                                             723,168
                   -----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.9%                   49,400  Astellas Pharma, Inc.                                  2,148,771
                                                            29,700  Chugai Pharmaceutical Co., Ltd.                          533,671
                                                            65,300  Daiichi Sankyo Co. Ltd.                                1,732,580
                                                            25,000  Eisai Co., Ltd.                                        1,091,682

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            43,000  Kyowa Hakko Kogyo Co., Ltd.                       $      405,791
                                                             5,000  Santen Pharmaceutical Co., Ltd.                          121,756
                                                            31,000  Shionogi & Co., Ltd.                                     505,305
                                                             6,000  Taisho Pharmaceutical Co., Ltd.                          119,039
                                                            70,400  Takeda Pharmaceutical Co., Ltd.                        4,547,942
                                                            13,000  Tanabe Seiyaku Co., Ltd.                                 154,567
                                                                                                                      --------------
                                                                                                                          11,361,104
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts                70  Japan Prime Realty Investment Corp.                      273,018
                   (REITs) - 0.2%                               46  Japan Real Estate Investment Corp.                       540,604
                                                                45  Japan Retail Fund Investment Corp.                       390,028
                                                                51  Nippon Building Fund, Inc.                               707,475
                                                                21  Nomura Real Estate Office Fund, Inc.                     226,392
                                                                                                                      --------------
                                                                                                                           2,137,517
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                  1,700  Aeon Mall Co. Ltd.                                        52,269
                   Development - 0.6%                          188  KK DaVinci Advisors (b)                                  164,125
                                                             8,100  Leopalace21 Corp.                                        276,798
                                                            95,000  Mitsubishi Estate Co., Ltd.                            2,577,411
                                                            77,000  Mitsui Fudosan Co., Ltd.                               2,158,181
                                                                40  NTT Urban Development Co.                                 77,453
                                                               600  Nomura Real Estate Holdings, Inc.                         19,487
                                                            30,000  Sumitomo Realty & Development Co., Ltd.                  976,993
                                                            30,000  Tokyo Tatemono Co., Ltd.                                 373,490
                                                            28,000  Tokyu Land Corp.                                         297,727
                                                                                                                      --------------
                                                                                                                           6,973,934
                   -----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.6%                          149  Central Japan Railway Co.                              1,572,032
                                                               312  East Japan Railway Co.                                 2,404,026
                                                            17,000  Keihin Electric Express Railway Co., Ltd.                112,232
                                                            28,000  Keio Electric Railway Co., Ltd.                          186,430
                                                            33,000  Keisei Electric Railway Co., Ltd.                        193,191
                                                            91,000  Kintetsu Corp.                                           274,096
                                                            72,000  Nippon Express Co., Ltd.                                 409,289
                                                            32,000  Odakyu Electric Railway Co., Ltd.                        197,327
                                                            13,000  Seino Holdings Corp.                                     123,055
                                                            38,000  Tobu Railway Co., Ltd.                                   171,773
                                                           114,000  Tokyu Corp.                                              761,919
                                                               157  West Japan Railway Co.                                   731,029
                                                                                                                      --------------
                                                                                                                           7,136,399
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor           16,200  Advantest Corp.                                   $      705,349
                   Equipment - 0.3%                         10,600  Elpida Memory, Inc. (b)                                  465,475
                                                             1,300  NEC Electronics Corp. (b)                                 34,142
                                                             7,600  Rohm Co., Ltd.                                           674,466
                                                            21,000  Sanken Electric Co., Ltd.                                203,144
                                                             1,600  Shinko Electric Industries                                34,434
                                                            10,800  Sumco Corp.                                              541,136
                                                            13,200  Tokyo Electron Ltd.                                      971,118
                                                             6,400  Tokyo Seimitsu Co. Ltd.                                  247,332
                                                                                                                      --------------
                                                                                                                           3,876,596
                   -----------------------------------------------------------------------------------------------------------------
                   Software - 0.3%                           6,700  Fuji Soft, Inc.                                          157,598
                                                             4,100  Konami Corp.                                              94,163
                                                             8,600  Nintendo Co., Ltd.                                     3,137,653
                                                               900  Oracle Corp. Japan                                        39,722
                                                            11,500  Trend Micro, Inc.                                        371,291
                                                                                                                      --------------
                                                                                                                           3,800,427
                   -----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.1%                   2,600  Aoyama Trading Co., Ltd.                                  79,979
                                                             3,900  Autobacs Seven Co., Ltd.                                 121,686
                                                               200  EDION Corp.                                                2,598
                                                             3,300  Fast Retailing Co., Ltd.                                 234,879
                                                               950  Nitori Co., Ltd.                                          47,426
                                                             5,800  Shimachu Co., Ltd.                                       155,956
                                                               600  Shimamura Co., Ltd.                                       64,100
                                                               680  USS Co., Ltd.                                             43,294
                                                             8,500  Yamada Denki Co., Ltd.                                   887,717
                                                                                                                      --------------
                                                                                                                           1,637,635
                   -----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods -       13,000  Asics Corp.                                              160,624
                   0.1%                                     22,000  Gunze Ltd.                                               128,485
                                                            23,000  Nisshinbo Industries, Inc.                               321,256
                                                             7,000  Onward Kashiyama Co., Ltd.                                89,350
                                                            12,000  Toyobo Co., Ltd.                                          34,339
                                                            11,000  Wacoal  Holdings Corp.                                   135,631
                                                                                                                      --------------
                                                                                                                             869,685
                   -----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.2%                              416  Japan Tobacco, Inc.                                    2,050,566
                   -----------------------------------------------------------------------------------------------------------------
                   Trading Companies &                       1,400  Hitachi High-Technologies Corp.                           36,320
                   Distributors - 0.9%                     142,000  Itochu Corp.                                           1,644,277
                                                           119,000  Marubeni Corp.                                           978,903
                                                           110,400  Mitsubishi Corp.                                       2,892,705

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                           138,000  Mitsui & Co., Ltd.                                $    2,754,067
                                                           106,300  Sojitz Corp.                                             475,122
                                                            86,000  Sumitomo Corp.                                         1,567,913
                                                            13,000  Toyota Tsusho Corp.                                      300,693
                                                                                                                      --------------
                                                                                                                          10,650,000
                   -----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure -           6,000  Kamigumi Co., Ltd.                                        51,984
                   0.0%                                      7,000  Mitsubishi Logistics Corp.                               115,230
                                                                                                                      --------------
                                                                                                                             167,214
                   -----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                  227  KDDI Corp.                                             1,681,625
                   Services - 0.4%                           1,493  NTT DoCoMo, Inc.                                       2,361,326
                                                            58,700  Softbank Corp.                                         1,264,954
                                                                                                                      --------------
                                                                                                                           5,307,905
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Japan                         253,063,390
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg -       Personal Products - 0.0%                  1,633  Oriflame Cosmetics SA                                     76,658
0.0%               -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Luxembourg                         76,658
------------------------------------------------------------------------------------------------------------------------------------
Netherlands -      Air Freight & Logistics - 0.2%           41,738  TNT NV                                                 1,884,546
3.7%               -----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.1%                         19,518  Heineken NV                                            1,144,180
                   -----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.2%                         22,133  Akzo Nobel NV                                          1,910,504
                                                            15,917  Koninklijke DSM NV                                       783,917
                                                                                                                      --------------
                                                                                                                           2,694,421
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.5%                 147,900  ABN AMRO Holding NV                                    6,781,561
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies -         14,967  Corporate Express NV                                     229,510
                   0.1%                                      3,129  Randstad Holdings NV                                     247,656
                                                            18,456  Vedior NV                                                551,534
                                                                                                                      --------------
                                                                                                                           1,028,700
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services -        152,241  ING Groep NV CVA                                       6,700,707
                   0.5%
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication           169,444  Koninklijke KPN NV                                     2,811,210
                   Services - 0.2%
                   -----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.1%        3,102  Fugro NV                                                 196,518
                                                            16,480  SBM Offshore NV                                          628,547
                                                                                                                      --------------
                                                                                                                             825,065
                   -----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%         131,893  Koninklijke Ahold NV (b)                               1,654,319
                   -----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.4%                     17,009  Royal Numico NV                                          883,883
                                                           139,987  Unilever NV                                            4,344,332
                                                                                                                      --------------
                                                                                                                           5,228,215
                   -----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.3%                95,445  Koninklijke Philips Electronics NV                     4,044,668
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.2%                        122,034  Aegon NV                                               2,401,875
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Media - 0.2%                             69,999  Reed Elsevier NV                                  $    1,330,382
                                                            23,059  Wolters Kluwer NV                                        703,187
                                                                                                                      --------------
                                                                                                                           2,033,569
                   -----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.4%                   81,778  Arcelor Mittal                                         5,111,306
                   -----------------------------------------------------------------------------------------------------------------
                   Office Electronics - 0.0%                   283  OCE NV                                                     5,520
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts             1,928  Corio NV                                                 151,014
                   (REITs) - 0.1%                            2,822  Wereldhave NV                                            393,109
                                                                                                                      --------------
                                                                                                                             544,123
                   -----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor           44,541  ASML Holding NV (b)                                    1,223,780
                   Equipment - 0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Trading Companies &                      65,029  Hagemeyer NV                                             335,091
                   Distributors - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Netherlands                46,452,856
------------------------------------------------------------------------------------------------------------------------------------
New Zealand -      Construction Materials - 0.0%            32,024  Fletcher Building Ltd.                                   305,012
0.1%               -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication           224,335  Telecom Corp. of New Zealand Ltd.                        786,877
                   Services - 0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                20,226  Contact Energy Ltd.                                      140,447
                   -----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies -       41,926  Fisher & Paykel Healthcare Corp.                         108,873
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure -          28,925  Sky City Ltd.                                            113,285
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                27,665  Fisher & Paykel Appliances Holdings Ltd.                  74,192
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                241  Sky Network Television Ltd.                                1,046
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts            12,534  Kiwi Income Property Trust                                15,946
                   (REITs) - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure -          58,991  Auckland International Airport Ltd.                      149,054
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in New Zealand                     1,694,732
------------------------------------------------------------------------------------------------------------------------------------
Norway - 1.0%      Chemicals - 0.1%                         18,250  Yara International ASA                                   547,245
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.1%                  66,499  DnB NOR ASA                                              855,356
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies -         19,529  Tomra Systems ASA                                        170,432
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.0%          12,041  Tandberg ASA                                             268,635
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication            42,395  Telenor ASA                                              828,690
                   Services - 0.1%                           8,600  Telenor ASA (a)                                          505,617
                                                                                                                      --------------
                                                                                                                           1,334,307
                   -----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.1%              15,198  Renewable Energy Corp. AS (b)                            588,594
                   -----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.1%       13,190  Acergy SA                                                296,943
                                                            20,340  Aker Kvaerner ASA                                        514,851
                                                            16,804  Ocean RIG ASA (b)                                        124,750

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            13,236  Petroleum Geo-Services ASA                        $      330,510
                                                            25,674  ProSafe ASA                                              410,526
                                                             8,780  TGS Nopec Geophysical Co. ASA (b)                        179,642
                                                                                                                      --------------
                                                                                                                           1,857,222
                   -----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                    317,344  Marine Harvest (b)                                       342,667
                   -----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.1%          81,450  Orkla ASA                                              1,535,730
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                         25,238  Storebrand ASA                                           390,943
                   -----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                               400  Stolt-Nielsen SA                                          13,323
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                              3,218  Schibsted ASA                                            147,074
                   -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.4%      114,678  DET Norske Oljeselskap (b)                               239,759
                                                             6,794  Frontline Ltd.                                           312,286
                                                            59,658  Norsk Hydro ASA                                        2,288,205
                                                            52,007  Statoil ASA                                            1,613,558
                                                                                                                      --------------
                                                                                                                           4,453,808
                   -----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%           15,197  Norske Skogindustrier ASA                                218,711
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Norway                         12,724,047
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.4%    Commercial Banks - 0.1%                  23,822  Banco BPI SA                                             211,874
                                                           225,189  Banco Comercial Portugues SA Registered Shares         1,258,476
                                                            13,508  Banco Espirito Santo SA Registered Shares                301,165
                                                                                                                      --------------
                                                                                                                           1,771,515
                   -----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%            13,841  Cimpor Cimentos de Portugal SA                           130,736
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication            60,384  Portugal Telecom SGPS SA Registered Shares               834,937
                   Services - 0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%               183,690  Energias de Portugal SA                                1,015,738
                   -----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%          18,295  Jeronimo Martins SGPS SA                                 108,110
                   -----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.1%         122,466  Sonae SGPS SA                                            347,668
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                              3,893  PT Multimedia Servicos de Telecomunicacoes e
                                                                    Multimedia SGPS SA                                        62,687
                   -----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%            9,059  Sonae Industria SGPS SA (b)                              131,681
                   -----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure -          15,709  Brisa-Auto Estradas de Portugal SA Private Shares        211,157
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Portugal                        4,614,229
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.1%   Aerospace & Defense - 0.0%               58,213  Singapore Technologies Engineering Ltd.                  137,105
                   -----------------------------------------------------------------------------------------------------------------
                   Air Freight & Logistics - 0.0%          127,954  Singapore Post Ltd.                                      106,246
                   -----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.1%                          38,582  Singapore Airlines Ltd.                                  474,136
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.4%                 105,605  DBS Group Holdings Ltd.                                1,573,467
                                                           244,914  Oversea-Chinese Banking Corp.                          1,464,094
                                                           111,572  United Overseas Bank Ltd.                              1,603,908
                                                                                                                      --------------
                                                                                                                           4,641,469
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                       3,529  Jardine Cycle & Carriage Ltd.                     $       36,264
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services -         93,000  Singapore Exchange Ltd.                                  596,670
                   0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication           651,132  Singapore Telecommunications Ltd.                      1,448,132
                   Services - 0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                    7,000  Venture Corp. Ltd.                                        71,759
                   Instruments - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%          16,000  Olam International Ltd.                                   32,276
                   -----------------------------------------------------------------------------------------------------------------
                   Health Care Providers & Services -       79,800  Parkway Holdings Ltd.                                    208,920
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.1%          36,096  Fraser and Neave Ltd.                                    128,669
                                                             1,766  Haw Par Corp. Ltd.                                         8,832
                                                           115,616  Keppel Corp. Ltd.                                        945,802
                                                            43,590  SembCorp Industries Ltd.                                 162,474
                                                                                                                      --------------
                                                                                                                           1,245,777
                   -----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                         95,427  SembCorp Marine Ltd.                                     306,028
                   -----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                           118,002  Cosco Corp. (Singapore) Ltd.                             288,200
                                                             5,200  Neptune Orient Lines Ltd.                                 18,026
                                                                                                                      --------------
                                                                                                                             306,226
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                            133,316  Singapore Press Holdings Ltd.                            404,279
                   -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%       16,194  Singapore Petroleum Co. Ltd.                              60,909
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts           125,152  Ascendas Real Estate Investment Trust                    240,786
                   (REITs) - 0.1%
                                                            12,000  Capita Commercial Trust                                   22,979
                                                            37,000  CapitaMall Trust                                         102,163
                                                           198,000  Suntec Real Estate Investment Trust                      251,420
                                                                                                                      --------------
                                                                                                                             617,348
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                172,000  Allgreen Properties Ltd.                                 235,389
                   Development - 0.2%                      139,833  CapitaLand Ltd.                                          740,845
                                                            57,535  City Developments Ltd.                                   650,407
                                                            52,182  Keppel Land Ltd.                                         299,063
                                                             7,457  UOL Group Ltd.                                            28,353
                                                            83,100  Wing Tai Holdings Ltd.                                   216,438
                                                                                                                      --------------
                                                                                                                           2,170,495
                   -----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.0%                       95,816  ComfortDelgro Corp. Ltd.                                 136,611
                   -----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor          160,122  Chartered Semiconductor Manufacturing Ltd. (b)           149,666
                   Equipment - 0.0%
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Trading Companies &                       1,100  Noble Group Ltd.                                  $        1,239
                   Distributors - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Singapore                      13,151,555
------------------------------------------------------------------------------------------------------------------------------------
Spain - 3.8%       Airlines - 0.0%                          67,653  Iberia Lineas Aereas de Espana                           336,721
                   -----------------------------------------------------------------------------------------------------------------
                   Biotechnology - 0.0%                     25,288  Zeltia SA                                                237,347
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.5%                 290,558  Banco Bilbao Vizcaya Argentaria SA                     7,105,568
                                                            82,772  Banco Popular Espanol SA                               1,540,407
                                                           517,105  Banco Santander Central Hispano SA                     9,505,417
                                                                                                                      --------------
                                                                                                                          18,151,392
                   -----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.3%        18,985  ACS Actividades de Construccion y Servicios, SA        1,207,033
                                                             2,030  Acciona SA                                               552,257
                                                             5,583  Fomento de Construcciones y Contratas SA                 502,292
                                                             5,766  Grupo Ferrovial SA                                       566,827
                                                             6,344  Sacyr Vallehermoso SA                                    304,352
                                                                                                                      --------------
                                                                                                                           3,132,761
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication           367,946  Telefonica SA                                          8,188,297
                   Services - 0.7%
                   -----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.6%                52,673  Endesa SA                                              2,866,592
                                                            68,748  Iberdrola SA                                           3,830,106
                                                               518  Iberdrola SA (a)                                          29,054
                                                            11,868  Union Fenosa SA                                          633,612
                                                                                                                      --------------
                                                                                                                           7,359,364
                   -----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.1%              17,768  Gamesa Corp. Tecnologica SA                              642,774
                   -----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                      1,411  Azucarera Ebro Agricolas, SA                              30,333
                   -----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                     16,225  Gas Natural SDG SA                                       985,758
                   -----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                       16,111  Indra Sistemas SA                                        401,749
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                         42,475  Corp. Mapfre SA                                          210,169
                   -----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                          6,035  Zardoya Otis SA                                          236,450
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                              8,519  Antena 3 de Television SA (b)                            177,052
                                                            11,454  Gestevision Telecinco SA                                 324,062
                                                               673  Promotora de Informaciones SA                             14,766
                                                             1,844  Sogecable SA (b)                                          77,061
                                                                                                                      --------------
                                                                                                                             592,941
                   -----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.0%                   19,845  Acerinox SA                                              484,065
                   -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.2%       62,481  Repsol YPF SA                                          2,473,532
                   -----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.1%                  17,098  Inditex SA                                             1,006,373
                   -----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.1%                           24,766  Altadis SA                                             1,636,769
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure -          15,839  Abertis Infraestructuras SA                       $      491,216
                   0.1%                                     27,029  Cintra Concesiones de Infraestructuras de
                                                                    Transporte SA                                            429,429
                                                                                                                      --------------
                                                                                                                             920,645
                   -----------------------------------------------------------------------------------------------------------------
                   Water Utilities - 0.0%                       32  Sociedad General de Aguas de Barcelona SA (b)              1,178
                                                             3,213  Sociedad General de Aguas de Barcelona SA Class A        117,813
                                                                                                                      --------------
                                                                                                                             118,991
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Spain                          47,146,431
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.5%      Airlines - 0.0%                           4,009  SAS AB (b)                                                92,198
                   -----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.1%                 31,777  Assa Abloy AB Series B                                   699,257
                   -----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.0%                    6,838  D Carnegie AB                                            119,192
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.4%                 168,451  Nordea Bank AB                                         2,631,018
                                                            42,553  Skandinaviska Enskilda Banken AB Class A               1,370,064
                                                            48,812  Svenska Handelsbanken Class A                          1,364,952
                                                                                                                      --------------
                                                                                                                           5,366,034
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies -         31,048  Securitas AB                                             491,443
                   0.1%                                     23,048  Securitas Systems AB                                      78,288
                                                                                                                      --------------
                                                                                                                             569,731
                   -----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.4%       1,250,446  Telefonaktiebolaget LM Ericsson                        4,987,896
                   -----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%        37,605  Skanska AB Class B                                       805,257
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Consumer Services -          23,048  Securitas Direct AB (b)                                   62,170
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services -          6,410  OMHEX AB                                                 190,907
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication            32,366  Tele2 AB                                                 527,943
                   Services - 0.2%                         188,701  TeliaSonera AB                                         1,384,335
                                                                                                                      --------------
                                                                                                                           1,912,278
                   -----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%              20  Axfood AB                                                    707
                   -----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies -        7,749  Elekta AB                                                134,070
                   0.0%                                      9,320  Getinge AB Class B                                       200,788
                                                                                                                      --------------
                                                                                                                             334,858
                   -----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.1%                28,073  Electrolux AB                                            664,680
                                                            20,861  Husqvarna AB                                             295,305
                                                                                                                      --------------
                                                                                                                             959,985
                   -----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.6%                          7,167  Alfa Laval AB                                            431,814
                                                            26,954  Atlas Copco AB                                           421,639
                                                            64,717  Atlas Copco AB                                         1,077,943
                                                            42,146  SKB AB                                                   881,823
                                                            88,940  Sandvik Ab                                             1,792,467

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            30,020  Scania AB                                         $      732,197
                                                             6,544  Trelleborg AB Class B                                    180,080
                                                            35,571  Volvo AB A Shares                                        728,556
                                                            90,132  Volvo AB B Shares                                      1,792,047
                                                                                                                      --------------
                                                                                                                           8,038,566
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                             23,501  Eniro AB                                                 298,054
                                                             2,986  Modern Times Group AB                                    192,455
                                                                                                                      --------------
                                                                                                                             490,509
                   -----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                   29,691  Boliden AB                                               615,543
                                                             2,520  Hoganas AB                                                74,938
                                                            17,193  SSAB Svenskt Stal AB Series A                            702,588
                                                             1,832  SSAB Svenskt Stal AB Series B                             69,421
                                                                                                                      --------------
                                                                                                                           1,462,490
                   -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%       11,502  Lundin Petroleum AB (b)                                  114,579
                   -----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.1%            6,721  Billerud AB                                              102,071
                                                             1,345  Holmen AB Class B                                         56,818
                                                            54,990  Svenska Cellulosa AB                                     919,595
                                                                                                                      --------------
                                                                                                                           1,078,484
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                  3,889  Castellum AB                                              46,760
                   Development - 0.0%                        3,636  Fabege AB                                                 39,836
                                                             4,960  Kungsleden AB                                             61,727
                                                             6,033  Wihlborgs Fastigheter AB                                 106,414
                                                                                                                      --------------
                                                                                                                             254,737
                   -----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.2%                  42,880  Hennes & Mauritz AB B Shares                           2,535,325
                                                             4,266  Nobia AB                                                  53,130
                                                                                                                      --------------
                                                                                                                           2,588,455
                   -----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.1%                           31,750  Swedish Match AB                                         612,454
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Sweden                         30,740,744
------------------------------------------------------------------------------------------------------------------------------------
Switzerland -      Auto Components - 0.0%                      125  Rieter Holding AG                                         65,342
6.5%               -----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.1%                  3,300  Geberit Ag                                               562,278
                   -----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 1.4%                   97,055  Credit Suisse Group                                    6,890,038
                                                           173,246  UBS AG                                                10,360,859
                                                                                                                      --------------
                                                                                                                          17,250,897
                   -----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.3%                          6,646  Ciba Specialty Chemicals AG Registered Shares            431,826
                                                            16,739  Clariant AG                                              270,953
                                                               621  Givaudan SA                                              612,371
                                                             4,087  Lonza Group AG Registered Shares                         374,985
                                                             9,925  Syngenta AG                                            1,934,886
                                                                                                                      --------------
                                                                                                                           3,625,021
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies -         13,034  Adecco SA Registered Shares                       $    1,008,338
                   0.1%                                        301  SGS SA                                                   355,922
                                                                                                                      --------------
                                                                                                                           1,364,260
                   -----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 0.0%           14,198  Logitech International SA (b)                            377,627
                   -----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.2%            19,025  Holcim Ltd.                                            2,054,655
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             2,427  Swisscom AG                                              829,745
                   Services - 0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.3%             178,156  ABB Ltd.                                               4,017,022
                   -----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                    4,444  Kudelski SA                                              155,392
                   Instruments - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Food Products - 1.1%                     35,209  Nestle SA Registered Shares                           13,378,488
                   -----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies -        2,202  Nobel Biocare Holding AG                                 718,801
                   0.1%                                      2,994  Phonak Holding AG Registered Shares                      268,380
                                                               864  Straumann Holding AG Registered Shares                   242,210
                                                             4,117  Synthes, Inc.                                            493,589
                                                                                                                      --------------
                                                                                                                           1,722,980
                   -----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure -              83  Kuoni Reisen Holding AG Registered Shares                 49,903
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.6%                          2,667  Swiss Life Holding                                       703,149
                                                            32,875  Swiss Reinsurance Registered Shares                    2,998,204
                                                            12,480  Zurich Financial Services AG                           3,857,948
                                                                                                                      --------------
                                                                                                                           7,559,301
                   -----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                          2,369  Schindler Holding AG                                     157,367
                                                               347  Sulzer AG                                                448,510
                                                                                                                      --------------
                                                                                                                             605,877
                   -----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                             3,237  Kuehne & Nagel International AG                          298,137
                   -----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 1.8%                  201,122  Novartis AG Registered Shares                         11,291,107
                                                            62,542  Roche Holding AG                                      11,081,603
                                                                                                                      --------------
                                                                                                                          22,372,710
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                  1,750  PSP Swiss Property AG                                     98,061
                   Development - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor              735  Unaxis Holding AG                                        389,512
                   Equipment - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods -       45,231  Compagnie Financiere Richemont AG                      2,703,514
                   0.3%                                      3,384  The Swatch Group Ltd. (Bearer Shares)                    961,290
                                                             2,155  The Swatch Group Ltd. (Registered Shares)                121,887
                                                                                                                      --------------
                                                                                                                           3,786,691
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Switzerland                    80,563,899
------------------------------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom -   Aerospace & Defense - 0.3%              278,738  BAE Systems Plc                                   $    2,249,274
22.2%                                                       75,689  Cobham Plc                                               307,907
                                                            81,602  Meggitt Plc                                              501,416
                                                           153,881  Rolls-Royce Group Plc                                  1,656,914
                                                                                                                      --------------
                                                                                                                           4,715,511
                   -----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                          47,703  British Airways Plc (b)                                  398,982
                   -----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.1%                   61,413  GKN Plc                                                  488,876
                                                             1,025  TI Automotive Ltd. Series A (b)                                0
                                                                                                                      --------------
                                                                                                                             488,876
                   -----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.6%                        230,261  Diageo Plc                                             4,785,955
                                                            72,571  SABMiller Plc                                          1,837,374
                                                            77,436  Scottish & Newcastle Plc                                 992,646
                                                                                                                      --------------
                                                                                                                           7,615,975
                   -----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.4%                   45,768  3i Group Plc                                           1,065,370
                                                            78,838  Amvescap Plc                                           1,015,833
                                                             4,359  Close Brothers Group Plc                                  74,879
                                                            56,059  ICAP Plc                                                 552,519
                                                            21,059  Investec Plc                                             270,436
                                                           152,407  Man Group Plc                                          1,853,867
                                                             5,199  Schroders Plc                                            132,822
                                                             7,338  Tullett Prebon Plc                                        65,557
                                                                                                                      --------------
                                                                                                                           5,031,283
                   -----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.2%                         92,487  Imperial Chemical Industries Plc                       1,150,488
                                                            22,181  Johnson Matthey Plc                                      749,915
                                                                                                                      --------------
                                                                                                                           1,900,403
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 3.9%                 558,207  Barclays Plc                                           7,766,284
                                                           321,445  HBOS Plc                                               6,322,604
                                                           988,642  HSBC Holdings Plc                                     18,102,519
                                                           481,326  Lloyds TSB Group Plc                                   5,350,592
                                                           807,211  Royal Bank of Scotland Group Plc                      10,214,033
                                                                                                                      --------------
                                                                                                                          47,756,032
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies -          9,668  Aggreko Plc                                              110,717
                   0.4%                                     32,898  Biffa Plc                                                178,297
                                                            43,664  Capita Group Plc                                         633,863
                                                             3,467  Davis Service Group Plc                                   43,157
                                                             4,625  De La Rue Plc                                             71,951
                                                            99,631  Experian Group Ltd.                                    1,253,818

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                           125,658  Group 4 Securicor Plc                             $      529,860
                                                            86,430  Hays Plc                                                 295,259
                                                             6,271  Intertek Group Plc                                       123,068
                                                            16,375  Michael Page International Plc                           172,035
                                                           200,321  Rentokil Initial Plc                                     642,949
                                                            50,608  Serco Group Plc                                          456,213
                                                                                                                      --------------
                                                                                                                           4,511,187
                   -----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%        42,533  Amec Plc                                                 498,387
                                                            22,845  Balfour Beatty Plc                                       201,477
                                                                                                                      --------------
                                                                                                                             699,864
                   -----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.1%            67,697  Hanson Plc                                             1,460,524
                   -----------------------------------------------------------------------------------------------------------------
                   Consumer Finance - 0.0%                  14,252  Cattles Plc                                              111,619
                                                            13,214  Provident Financial Plc                                  184,951
                                                                                                                      --------------
                                                                                                                             296,570
                   -----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.1%            59,697  Rexam Plc                                                594,550
                   -----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                      26,225  Inchcape Plc                                             261,518
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services -         19,496  London Stock Exchange Group Plc                          527,103
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication           706,730  BT Group Plc                                           4,703,674
                   Services - 0.4%                         205,092  Cable & Wireless Plc                                     796,624
                                                                                                                      --------------
                                                                                                                           5,500,298
                   -----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.2%                87,627  British Energy Group Plc                                 945,310
                                                            73,584  Scottish & Southern Energy Plc                         2,133,513
                                                                                                                      --------------
                                                                                                                           3,078,823
                   -----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                   17,536  Electrocomponents Plc                                     92,054
                   Instruments - 0.0%                        4,873  Premier Farnell Plc                                       19,462
                                                                                                                      --------------
                                                                                                                             111,516
                   -----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.6%         132,156  J Sainsbury Plc                                        1,544,865
                                                           678,089  Tesco Plc                                              5,673,366
                                                                                                                      --------------
                                                                                                                           7,218,231
                   -----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.5%                    178,973  Cadbury Schweppes Plc                                  2,429,097
                                                            50,300  Tate & Lyle Plc                                          570,818
                                                           110,210  Unilever Plc                                           3,558,665
                                                                                                                      --------------
                                                                                                                           6,558,580
                   -----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies -        3,701  SSL International Plc                                     32,324
                   0.1%                                     92,698  Smith & Nephew Plc                                     1,148,528
                                                                                                                      --------------
                                                                                                                           1,180,852
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure -          16,477  Carnival Plc                                      $      787,465
                   0.5%                                    172,617  Compass Group Plc                                      1,191,926
                                                            41,756  Enterprise Inns Plc                                      575,345
                                                            61,268  First Choice Holidays Plc                                389,148
                                                            20,426  Intercontinental Hotels Group Plc                        507,386
                                                            55,246  Ladbrokes Plc                                            477,619
                                                            36,037  Mitchells & Butlers Plc                                  632,771
                                                           132,999  PartyGaming Plc                                           81,890
                                                            23,200  Punch Taverns Plc                                        569,175
                                                            70,061  Rank Group Plc                                           262,036
                                                            28,262  Thomas Cook Group Plc (b)                                183,881
                                                            20,831  Whitbread Plc                                            736,720
                                                            26,415  William Hill Plc                                         324,176
                                                                                                                      --------------
                                                                                                                           6,719,538
                   -----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.2%                31,589  Barratt Developments  Plc                                626,164
                                                             5,238  Bellway Plc                                              131,868
                                                             4,004  Berkeley Group Holdings Plc                              142,146
                                                             9,500  Bovis Homes Group Plc                                    169,525
                                                            19,510  Persimmon Plc                                            451,157
                                                            66,791  Taylor Wimpey Plc                                        480,839
                                                            45,362  Wimpey George Plc                                        454,077
                                                                                                                      --------------
                                                                                                                           2,455,776
                   -----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.2%                50,589  Reckitt Benckiser Plc                                  2,769,523
                   -----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                      143,406  LogicaCMG Plc                                            434,579
                   -----------------------------------------------------------------------------------------------------------------
                   Independent Power Producers &           127,400  International Power Plc                                1,095,091
                   Energy Traders - 0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.1%          17,160  Cookson Group Plc                                        243,036
                                                            37,325  Smiths Group Plc                                         885,181
                                                            92,890  Tomkins Plc                                              482,512
                                                                                                                      --------------
                                                                                                                           1,610,729
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance - 1.0%                        216,084  Aviva Plc                                              3,207,707
                                                           188,410  Friends Provident Plc                                    674,434
                                                           593,221  Legal & General Group Plc                              1,779,699
                                                           474,557  Old Mutual Plc                                         1,599,130
                                                           208,608  Prudential Plc                                         2,969,389
                                                            58,472  Resolution Plc                                           731,740
                                                           227,193  Royal & Sun Alliance Insurance Group                     660,961
                                                           162,594  Standard Life Plc                                      1,073,179
                                                                                                                      --------------
                                                                                                                          12,696,239
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Internet & Catalog Retail - 0.1%         86,582  Home Retail Group                                 $      793,892
                   -----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                          7,565  Charter Plc (b)                                          166,930
                                                            10,160  FKI Plc                                                   25,598
                                                            41,314  IMI Plc                                                  489,352
                                                            84,098  Invensys Plc                                             640,555
                                                                                                                      --------------
                                                                                                                           1,322,435
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 0.8%                             74,833  Aegis Group Plc                                          205,092
                                                            96,811  British Sky Broadcasting Plc                           1,241,230
                                                            17,377  Daily Mail & General Trust                               265,734
                                                            70,300  EMI Group Plc                                            376,644
                                                            26,839  Emap Plc                                                 440,440
                                                           282,651  ITV Plc                                                  645,080
                                                            77,717  Pearson Plc                                            1,309,162
                                                           108,563  Reed Elsevier Plc                                      1,403,061
                                                           109,009  Reuters Group Plc                                      1,358,909
                                                            25,643  Trinity Mirror Plc                                       270,327
                                                            16,440  United Business Media Plc                                260,058
                                                           100,379  WPP Group Plc                                          1,501,316
                                                            70,863  Yell Group Plc                                           654,575
                                                                                                                      --------------
                                                                                                                           9,931,628
                   -----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 1.8%                  126,834  Anglo American Plc (b)                                 7,446,652
                                                           202,912  BHP Billiton Plc                                       5,636,662
                                                            86,423  Rio Tinto Plc Registered Shares                        6,611,689
                                                            51,252  Xstrata Plc                                            3,051,184
                                                                                                                      --------------
                                                                                                                          22,746,187
                   -----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.2%                 137,958  Marks & Spencer Group Plc                              1,732,631
                                                            20,290  Next Plc                                                 814,588
                                                                                                                      --------------
                                                                                                                           2,547,219
                   -----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.6%                  311,426  Centrica Plc                                           2,419,556
                                                           229,324  National Grid Plc                                      3,383,746
                                                            74,913  United Utilities Plc                                   1,064,196
                                                                                                                      --------------
                                                                                                                           6,867,498
                   -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 3.8%      291,060  BG Group Plc                                           4,771,221
                                                         1,652,954  BP Plc                                                19,888,862
                                                           314,244  Royal Dutch Shell Plc                                 12,793,170
                                                           235,510  Royal Dutch Shell Plc Class B                          9,817,472
                                                                                                                      --------------
                                                                                                                          47,270,725
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 1.6%                  130,352  AstraZeneca Plc                                   $    6,985,676
                                                           490,915  GlaxoSmithKline Plc                                   12,788,335
                                                                                                                      --------------
                                                                                                                          19,774,011
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts            44,498  British Land Co. Plc                                   1,190,736
                   (REITs) - 0.4%                            8,381  Brixton Plc                                               73,377
                                                             4,736  Great Portland Estates Plc                                62,821
                                                            28,521  Hammerson Plc                                            816,747
                                                            40,146  Land Securities Group Plc                              1,398,109
                                                            21,506  Liberty International Plc                                491,955
                                                            50,917  Segro Plc                                                635,102
                                                                                                                      --------------
                                                                                                                           4,668,847
                   -----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.1%                       12,232  Arriva Plc                                               167,993
                                                            49,534  Firstgroup Plc                                           657,989
                                                            17,716  National Express Group Plc                               377,131
                                                            43,699  Stagecoach Group Plc                                     159,119
                                                                                                                      --------------
                                                                                                                           1,362,232
                   -----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor          115,101  ARM Holdings Plc                                         336,703
                   Equipment - 0.1%                         20,291  CSR Plc (b)                                              317,873
                                                                                                                      --------------
                                                                                                                             654,576
                   -----------------------------------------------------------------------------------------------------------------
                   Software - 0.1%                          70,946  Misys Plc                                                332,263
                                                           142,674  Sage Group Plc                                           668,447
                                                                                                                      --------------
                                                                                                                           1,000,710
                   -----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.2%                  26,867  The Carphone Warehouse Plc                               176,599
                                                           193,068  DSG International Plc                                    611,945
                                                            24,803  Galiform Plc                                              67,523
                                                            50,995  Kesa Electricals Plc                                     319,989
                                                           199,555  Kingfisher Plc                                           903,879
                                                            90,190  Signet Group Plc                                         188,158
                                                                                                                      --------------
                                                                                                                           2,268,093
                   -----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods -       34,804  Burberry Group Plc                                       476,738
                   0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.6%                          131,308  British American Tobacco Plc                           4,478,322
                                                            57,827  Imperial Tobacco Group Plc                             2,666,169
                                                                                                                      --------------
                                                                                                                           7,144,491
                   -----------------------------------------------------------------------------------------------------------------
                   Trading Companies &                      38,803  Bunzl Plc                                                537,173
                   Distributors - 0.2%                       6,634  Travis Perkins Plc                                       251,795
                                                            61,758  Wolseley Plc                                           1,482,174
                                                                                                                      --------------
                                                                                                                           2,271,142
                   -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure -
                   0.0%                                     42,037  BBA Aviation Plc                                  $      228,178
                   -----------------------------------------------------------------------------------------------------------------
                   Water Utilities - 0.1%                   18,279  Kelda Group Plc                                          344,502
                                                            25,077  Severn Trent Plc                                         692,551
                                                                                                                      --------------
                                                                                                                           1,037,053
                   -----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication            4,510,161  Vodafone Group Plc                                    15,112,699
                   Services - 1.2%
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the United Kingdom            275,166,507
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks
                                                                    (Cost - $889,550,832) - 96.1%                      1,190,475,328
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Exchange-Traded Funds
                   -----------------------------------------------------------------------------------------------------------------
                                                           284,277  iShares MSCI EAFE Index Fund (g)                      22,921,255
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Exchange-Traded Funds
                                                                    (Cost - $17,644,632) - 1.8%                           22,921,255
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.3%     Automobiles - 0.2%                          855  Porsche AG                                             1,524,895
                                                             8,484  Volkswagen AG, 4.35%                                     884,604
                                                                                                                      --------------
                                                                                                                           2,409,499
                   -----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.1%                18,180  Henkel KGaA, 1.75%                                       959,482
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                              5,011  ProSieben SAT.1 Media AG, 2.24%                          198,125
                   -----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.0%                    2,010  RWE AG, 3.50%                                            201,177
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Preferred Stocks
                                                                    (Cost - $2,134,986) - 0.3%
                                                                                                                           3,768,283
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Rights
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.0%   Real Estate Investment Trusts            11,579  Westfield Goup (d)                                         4,516
                   (REITs) - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Rights in Australia                                  4,516
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.0%   Real Estate Management &                  1,019  New World Development Ltd. (e)                                 0
                   Development - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Rights in Hong Kong                                      0
------------------------------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                            Shares
Country            Industry                                   Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.0%       Metals & Mining - 0.0%                    7,000  Dowa Mining Co., Ltd. (f)                         $            0
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Rights in Japan                                          0
------------------------------------------------------------------------------------------------------------------------------------
Spain - 0.0%       Machinery - 0.0%                          6,035  Zardoya Otis SA (c)                                       23,116
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Rights in Spain                                     23,116
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Rights  (Cost - $25,522) - 0.0%                     27,632
                   -----------------------------------------------------------------------------------------------------------------
                                                                    Total Investments
                                                                    (Cost - $909,355,972*)- 98.2%                      1,217,192,498

                                                                    Other Assets Less Liabilities - 1.8%                  22,239,999
                                                                                                                      --------------
                                                                    Net Assets - 100.0%                               $1,239,432,497
                                                                                                                      ==============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 918,449,793
                                                                  =============
      Gross unrealized appreciation                               $ 306,851,241
      Gross unrealized depreciation                                  (8,108,536)
                                                                  -------------
      Net unrealized appreciation                                 $ 298,742,705
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c)   The rights may be exercised until 7/2/2007.
(d)   The rights may be exercised until 7/5/2007.
(e)   The rights may be exercised until 7/6/2007.
(f)   The rights may be exercised until 1/29/2010.
(g) All of a portion of security held as collateral in connection with open financial futures.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Financial futures contracts purchased as of June 30, 2007 were as follows:

                                                                                                     Unrealized
                                                                                                    Appreciation
Number of Contracts     Issue                      Exchange      Expiration         Face Value     (Depreciation)
-----------------------------------------------------------------------------------------------------------------
4                       Hang Seng Index Future     Hong Kong     July 2007          $   561,201     $    (1,681)
43                      OMX Stock Index Future     Stockholm     July 2007          $   800,426         (11,215)
227                     DJ Euro Stoxx 50           Eurex         September 2007     $13,745,745         125,880
60                      FTSE 100 Index Future      LIFFE         September 2007     $ 7,985,811          12,101
13                      SPI 200 Index Future       Sydney        September 2007     $ 1,738,711          (9,173)
48                      TOPIX Index Future         Tokyo         September 2007     $ 6,870,319          49,478
-----------------------------------------------------------------------------------------------------------------
Total Unrealized Appreciation - Net                                                                   $ 165,390
                                                                                                      ===========

Master International Index Series
Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

o Forward foreign exchange contracts purchased as of June 30, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                                   Appreciation
      Foreign Currency Purchased               Settlement Date    (Depreciation)
      --------------------------------------------------------------------------
      AUD                     3,613,000          August 2007      $      65,449
      CHF                     5,056,200          August 2007            (11,327)
      EUR                     11,882,900         August 2007             (5,249)
      GBP                     6,279,400          August 2007            117,900
      JPY                     1,517,444,700      August 2007           (313,481)
      SEK                     7,241,400          August 2007             (3,585)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment - $49,527,364)      $   (150,293)
                                                                   =============

o Forward foreign exchange contracts sold as of June 30, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                                   Appreciation
      Foreign Currency Sold                    Settlement Date    (Depreciation)
      --------------------------------------------------------------------------
      AUD                     3,613,000          August 2007      $     (33,654)
      CHF                     5,056,200          August 2007            (13,056)
      EUR                     11,882,900         August 2007            (52,855)
      GBP                     6,279,400          August 2007            (99,153)
      JPY                     1,517,444,700      August 2007             64,494
      SEK                     7,241,400          August 2007             (6,599)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment - $49,236,247)     $    (140,823)
                                                                  ==============

o Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------
      Affiliate                                                Net Activity        Interest Income
      --------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series       $ (25,751,297)          $ 760,130
      --------------------------------------------------------------------------------------------

o     Currency Abbreviations:

      AUD  Australian Dollar               JPY   Japanese Yen
      CHF  Swiss Franc                     SEK   Swedish Krona
      EUR  Euro                            USD   U.S. Dollar
      GBP  British Pound

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: August 20, 2007


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: August 20, 2007